                                                                 SchwabFunds(R)

                                                                  Schwab Money
                                                                   Market Fund

                                                                     Schwab
                                                                   Government
                                                                   Money Fund

                                                                     Schwab
                                                                  U.S. Treasury
                                                                   Money Fund

           [Graphic - The Schwab Building, San Francisco, California]


Annual Report
December 31, 1996

Dear Shareholder,

               It's been an exciting year at SchwabFunds(R). With the support of
[Photo of      investors like you, the SchwabFunds Family(R) continues to rank
Charles R.     among the largest and fastest-growing mutual fund complexes in
Schwab]        the nation. In total, Charles Schwab Investment Management, Inc.
               (CSIM) manages over $40 billion in assets for approximately 2.5 million shareholders. Today CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles.
You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

SMART NEW WAYS TO DIVERSIFY YOUR PORTFOLIO

Now more than ever, investors tell us they're looking for new ways to diversify their portfolios in order to manage risk and enhance return potential. But with literally thousands of mutual funds to choose from, analyzing and selecting funds can be an overwhelming task. That's why we've introduced the new Schwab OneSource Portfolios -- three "funds of funds" that span both U.S. and international markets. Each OneSource Portfolio is actively managed by an experienced portfolio manager who invests primarily in a variety of mutual funds from well-known fund families, monitors their performance and adjusts the portfolio mix in response to certain changes in the markets. So you can get diversification among different funds and investing styles.

OPENING NEW CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your needs.




                                        /s/ Charles R. Schwab
                                        ------------------------------
                                            Charles R. Schwab


Cover: The Schwab Building, San Francisco, California

                                              KEEP YOUR
                                              MONEY WORKING
                                              HARDER!
                                              ----------------------------------

                                              USE THIS ENVELOPE TO EASILY ADD TO
                                              YOUR SCHWAB MONEY FUND.


CHARLES SCHWAB

TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB MONEY FUND INVESTMENT.

Your Schwab Money Fund earns money market returns and gives you direct access to many investment opportunities available through Schwab. By funding your account now, you'll be able to quickly respond to changing market conditions with just a phone call to your Schwab representative. And you keep every dollar working for you.

SO DON'T DELAY. USE THIS CONVENIENT SCHWAB MONEYFUNDER TO SEND YOUR CHECK TODAY!

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE.

SCHWAB MONEYFUNDER
------------------

Please enclose your check and this completed MoneyFunder slip in the attached postage-paid envelope.

                                                       -------------------------
--------------------------------------                   SCHWAB ACCOUNT NUMBER
NAME

$
--------------------------------------
AMOUNT OF INVESTMENT*

[ ] Check here if you would like more Schwab MoneyFunders for future use.

* MINIMUM INITIAL INVESTMENT $1,000; SUBSEQUENT MINIMUM $100, CUSTODIAN & IRA ACCOUNTS $1.
  An investment constitutes the purchase of shares in the money fund you have previously chosen as the primary fund for your brokerage account.


                                        ----------------------------------------
                                           (LIFT HERE FOR MORE INFORMATION)
                                        ----------------------------------------


SMF Member SIPC (C) 1996 Charles Schwab & Co., Inc. 1280-3 (7/96)
Printed on recycled paper.

CHARLESSCHWAB


JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWAB MONEY FUND:

1.  Fill out the Schwab MoneyFunder slip completely,     THIS ENVELOPE MUST
    including your name, account number and the amount   BE PRECEDED OR
    of your check. Please use one slip for each          ACCOMPANIED BY A
    account.                                             CURRENT SCHWAB MONEY
                                                         FUND PROSPECTUS. AN
2.  Make your check payable to CHARLES SCHWAB & CO.,     INVESTMENT IN A FUND IS
    INC. and enclose your check with the completed       NEITHER INSURED NOR
    slip in this postage-paid envelope.                  GUARANTEED BY THE U.S.
                                                         GOVERNMENT. THERE CAN
3.  Then just drop your Schwab MoneyFunder in the        BE NO ASSURANCE THAT A
    mail today--and start putting your money to work!    FUND WILL BE ABLE TO
    If you have any questions, don't hesitate to call    MAINTAIN A STABLE NET
    1-800-2 NO LOAD.                                     ASSET VALUE OF $1.00
                                                         PER SHARE.

Attn: Dept. FP 333-7
                                                             --------------
                                                               NO POSTAGE
                                                              NECESSARY IF
                                                              MAILED IN THE
                                                              UNITED STATES
                                                             --------------

        -------------------------------------
                 BUSINESS REPLY MAIL
         FIRST-CLASS MAIL   PERMIT NO. 18125                   [BAR CODE]
                  SAN FRANCISCO, CA
        -------------------------------------
          POSTAGE WILL BE PAID BY ADDRESSEE


                CHARLES SCHWAB & CO., INC.
                PO BOX 7783
                SAN FRANCISCO CA 94120-9330

                                TABLE OF CONTENTS

OVERVIEW ................................................................      1
SCHWAB MONEY MARKET FUND SUMMARY ........................................      2
SCHWAB GOVERNMENT MONEY FUND SUMMARY ....................................      4
SCHWAB U.S. TREASURY MONEY FUND SUMMARY .................................      6
ECONOMIC HIGHLIGHTS .....................................................      9
QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ..............................     13
GLOSSARY OF TERMS .......................................................     16
PORTFOLIO SUMMARY .......................................................     17
FINANCIAL STATEMENTS AND NOTES ..........................................     20


OVERVIEW

We're pleased to report on the performance of your investment in the Schwab Money Funds for the year ended December 31, 1996. This report covers three
Funds:

- Schwab Money Market Fund

- Schwab Government Money Fund

- Schwab U.S. Treasury Money Fund

During the year, all three Schwab Money Funds provided competitive money market returns, combined with capital stability and ready access to your money.

The Schwab Money Funds seek to maintain a stable $1 share price to protect your principal. As with all money funds, however, there can be no assurance that a Fund will be able to maintain a $1 net asset value per share. It's also important to understand that your investment is not insured or guaranteed by the U.S. government.

SCHWAB MONEY MARKET FUND SUMMARY

PERFORMANCE REVIEW

The table below presents the Fund's 7-day average yields at year end. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.



================================================================================
                             7-DAY AVERAGE YIELDS 1
                                (as of 12/31/96)

                                            Simple        Compound
--------------------------------------------------------------------------------
Schwab Money Market Fund                     4.80%          4.91%
--------------------------------------------------------------------------------




Portfolio Composition

The chart at the right illustrates the composition of the Fund's portfolio as of December 31, 1996. In addition, you'll find a complete listing of the securities in the Fund's portfolio on December 31, 1996 later in this report.

The Schwab Money Market Fund invests in bank certificates of deposit, time deposits, bankers' acceptances, highly-rated commercial paper and notes and other highly-rated corporate obligations, as well as U.S. Treasury securities and other obligations or securities guaranteed by the U.S. or Canadian governments, their agencies, and instrumentalities, and repurchase agreements involving obligations suitable for investment in these categories.




1 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day simple yield would have been 4.63% and the 7-day compound yield would have been 4.74% at December 31, 1996.

SCHWAB MONEY MARKET FUND
PORTFOLIO COMPOSITION -- DECEMBER 31, 1996


The following is a pie chart illustrating the portfolio composition of the Schwab Money Market Fund as of December 31, 1996.

                                  [Pie Chart]

Certificates of Deposit                                 35%
Commercial Paper & Other Corporate Obligations          56%
Variable Rate Obligations                                6%
Other                                                    3%


GROWTH IN FUND ASSETS AND SHAREHOLDERS

The table below illustrates the growth in the Schwab Money Market Fund's total net assets and number of shareholders during the 12-month reporting period.

                                12/31/96         12/31/95         CHANGE
--------------------------------------------------------------------------------
TOTAL NET ASSETS (000s)        $18,083,671      $14,010,387        +29%
--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNTS             1,752,705        1,395,695        +26%
================================================================================

SCHWAB GOVERNMENT MONEY FUND SUMMARY

PERFORMANCE REVIEW

The table below presents the Fund's 7-day average yields at the end of the reporting period. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.



================================================================================
                             7-DAY AVERAGE YIELDS(2)
                                (as of 12/31/96)

                                            Simple        Compound
--------------------------------------------------------------------------------
Schwab Government Money Fund                 4.74%          4.85%
--------------------------------------------------------------------------------




PORTFOLIO COMPOSITION

The chart at the right illustrates the composition of the Fund's portfolio as of December 31, 1996. In addition, you'll find a complete listing of the securities in the Fund's portfolio on December 31, 1996 later in this report.

The Schwab Government Money Fund invests exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as in repurchase agreements covering such obligations.




2 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day simple yield would have been 4.58% and the 7-day compound yield would have been 4.68% at December 31, 1996.

SCHWAB GOVERNMENT MONEY FUND
PORTFOLIO COMPOSITION -- DECEMBER 31, 1996


The following is a pie chart illustrating the portfolio composition of the Schwab Government Money Fund as of December 31, 1996.

                                  [Pie Chart]

Repurchase Agreements                                   33%
U.S. Treasury Notes                                      7%
Variable Rate Obligations                               19%
Agency Discount Notes                                   30%
Agency Coupon Notes                                     11%


CHANGES IN FUND ASSETS AND SHAREHOLDERS

The table below illustrates the changes in the Schwab Government Money Fund's total net assets and number of shareholders during the 12-month reporting period.

                                12/31/96       12/31/95            CHANGE
--------------------------------------------------------------------------------
TOTAL NET ASSETS (000s)        $1,986,862     $1,884,569            +5%
--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNTS              128,312        130,422            -2%
--------------------------------------------------------------------------------

SCHWAB U.S. TREASURY MONEY FUND SUMMARY

PERFORMANCE REVIEW

The table below presents the Fund's 7-day average yields at the end of the reporting period. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.



================================================================================
                             7-DAY AVERAGE YIELDS 3
                                (as of 12/31/96)

                                            Simple        Compound
--------------------------------------------------------------------------------
Schwab U.S. Treasury Money Fund              4.69%            4.80%
--------------------------------------------------------------------------------




PORTFOLIO COMPOSITION

The chart at the right illustrates the composition of the Fund's portfolio as of December 31, 1996. In addition, you'll find a complete listing of the securities in the Fund's portfolio on December 31, 1996 later in this report.

The Schwab U.S. Treasury Money Fund invests exclusively in U.S. Treasury bills and notes.




3 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day simple yield would have been 4.32% and the 7-day compound yield would have been 4.41% at December 31, 1996.

SCHWAB U.S. TREASURY MONEY FUND
PORTFOLIO COMPOSITION -- DECEMBER 31, 1996


The following is a pie chart illustrating the portfolio composition of the Schwab U.S. Treasury Fund as of December 31, 1996.

                                  [Pie Chart]

U.S. Treasury Bills                                      2%
U.S. Treasury Notes                                     98%




GROWTH IN FUND ASSETS AND SHAREHOLDERS

The table below illustrates the growth in the Schwab U.S. Treasury Money Fund's total net assets and number of shareholders during the 12-month reporting period.

                                12/31/96         12/31/95         CHANGE
--------------------------------------------------------------------------------
TOTAL NET ASSETS (000s)        $1,421,672       $1,193,689         +19%
--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNTS               58,511           51,384         +14%
--------------------------------------------------------------------------------

SELECTING A MONEY FUND

The Schwab sweep money funds can be linked to your Schwab account to keep all of your money invested and working for you. With this special "sweep" feature, a balance of $100 or more in your account can be automatically invested or "swept" on a regular basis into the Sweep Shares you select, where it will be available to settle trades and cover other day-to-day transactions. It can be a smart, convenient way to manage your short-term cash.

The most appropriate sweep money fund for you will depend upon such factors as your attitudes toward risk and return, your income tax bracket and how much money you normally keep in a money fund. We offer both taxable and tax-advantaged choices to meet your individual needs.

- The Schwab Money Market Fund invests in high-quality commercial paper, certificates of deposit and other types of investments.

- The Schwab Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities.

- The Schwab U.S. Treasury Money Fund invests exclusively in U.S. Treasury notes, bills or other direct obligations of the U.S. government, and pays income free from state and local taxes in the vast majority of states.

- If you're in a high tax bracket, one of our tax-advantaged municipal money funds may provide you with higher returns after taxes. The Schwab Municipal Money Fund-Sweep Shares invests in municipal obligations that generate income free from federal regular income tax.* And for investors in California and New York, Schwab offers Sweep Shares which provide additional state and local tax advantages.* Consult your tax advisor for specific guidance on your own tax situation before investing.

If you consistently maintain high money fund balances, you may wish to consider investing your longer-term cash reserves in one of our Value Advantage Investments(R). These money funds offer potentially higher yields than our sweep funds, but they do not include sweep features.

* Income may be subject to the federal Alternative Minimum Tax (AMT).

ECONOMIC HIGHLIGHTS

1996 GROWTH CONTINUES THE SIXTH YEAR
OF ECONOMIC EXPANSION

REAL GDP GROWTH RATE
(QUARTERLY % CHANGE, ANNUAL RATE)

                                    [GRAPH]

The following is a bar graph which illustrates the Quarterly % change in GDP for each quarter from the first quarter 1990 through the fourth quarter 1996.


Real Gross Domestic Product
Chain Weighted
Percent change from preceeding quarter, seasonally adjusted at annual rates
Source:  Bloomberg

                              CHART 9
                              Real GDP
Q1 1990                       4.1%
Q2 1990                       1.3%
Q3 1990                      -1.9%
Q4 1990                      -4.1%
Q1 1991                      -2.2%
Q2 1991                       1.7%
Q3 1991                       1.0%
Q4 1991                       1.0%
Q1 1992                       4.7%
Q2 1992                       2.5%
Q3 1992                       3.0%
Q4 1992                       4.3%
Q1 1993                      -0.1%
Q2 1993                       1.9%
Q3 1993                       2.3%
Q4 1993                       4.8%
Q1 1994                       2.5%
Q2 1994                       4.9%
Q3 1994                       3.5%
Q4 1994                       3.0%
Q1 1995                       0.4%
Q2 1995                       0.7%
Q3 1995                       3.8%
Q4 1995                       0.3%
Q1 1996                       2.0%
Q2 1996                       4.7%
Q3 1996                       2.1%
Q4 1996                       4.7%

Source Bloomberg L.P.


- The GDP growth rate for 1996 was 3.4%. This growth rate represents a significant improvement from the relatively weak 1.3% overall rate in 1995 and in particular, the 0.3% fourth quarter 1995 rate, which caused concern over the possibility of a recession early in 1996.

- The 1996 second and fourth quarter growth rates of 4.7% resulted in sentiment focusing on the apparent strength of the economy and its potential impact on future inflation and Federal Reserve Board policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six year expansion which began in 1991.

U.S. UNEMPLOYMENT RATE


The following is a line graph which illustrates the monthly unemployment rate from January 1990 through December 1996.

                                    [GRAPH]

US Unemployment Rate
Source:  Bloomberg

                             Unemployment Rate
                 Jan-90           5.3%
                 Feb-90           5.3%
                 Mar-90           5.2%
                 Apr-90           5.4%
                 May-90           5.3%
                 Jun-90           5.1%
                 Jul-90           5.4%
                 Aug-90           5.6%
                 Sep-90           5.7%
                 Oct-90           5.8%
                 Nov-90           6.0%
                 Dec-90           6.2%
                 Jan-91           6.3%
                 Feb-91           6.5%
                 Mar-91           6.8%
                 Apr-91           6.6%
                 May-91           6.8%
                 Jun-91           6.8%
                 Jul-91           6.7%
                 Aug-91           6.8%
                 Sep-91           6.8%
                 Oct-91           6.9%
                 Nov-91           6.9%
                 Dec-91           7.1%
                 Jan-92           7.1%
                 Feb-92           7.3%
                 Mar-92           7.3%
                 Apr-92           7.3%
                 May-92           7.4%
                 Jun-92           7.7%
                 Jul-92           7.6%
                 Aug-92           7.6%
                 Sep-92           7.5%
                 Oct-92           7.4%
                 Nov-92           7.3%
                 Dec-92           7.3%
                 Jan-93           7.1%
                 Feb-93           7.0%
                 Mar-93           7.0%
                 Apr-93           7.0%
                 May-93           6.9%
                 Jun-93           6.9%
                 Jul-93           6.8%
                 Aug-93           6.7%
                 Sep-93           6.7%
                 Oct-93           6.7%
                 Nov-93           6.5%
                 Dec-93           6.4%
                 Jan-94           6.7%
                 Feb-94           6.6%
                 Mar-94           6.5%
                 Apr-94           6.4%
                 May-94           6.0%
                 Jun-94           6.0%
                 Jul-94           6.1%
                 Aug-94           6.1%
                 Sep-94           5.9%
                 Oct-94           5.6%
                 Nov-94           5.6%
                 Dec-94           5.4%
                 Jan-95           5.6%
                 Feb-95           5.4%
                 Mar-95           5.8%
                 Apr-95           5.7%
                 May-95           5.7%
                 Jun-95           5.6%
                 Jul-95           5.7%
                 Aug-95           5.3%
                 Sep-95           5.6%
                 Oct-95           5.5%
                 Nov-95           5.6%
                 Dec-95           5.6%
                 Jan-96           5.8%
                 Feb-96           5.5%
                 Mar-96           5.6%
                 Apr-96           5.4%
                 May-96           5.6%
                 Jun-96           5.3%
                 Jul-96           5.4%
                 Aug-96           5.1%
                 Sep-96           5.2%
                 Oct-96           5.2%
                 Nov-96           5.3%
                 Dec-96           5.3%

Source Bloomberg L.P.


- The unemployment rate during 1996 remained near its lows for the decade, leading many economists to question whether such low levels can continue without generating inflationary pressures on wages and, ultimately, prices.

- Job creation slowed during the latter half of 1996, consistent with the slowing of the economy in the third quarter from the second quarter of 1996.

MEASURES OF INFLATION


The following is a bar and line graph which illustrates the monthly consumer price index and the quarterly employment cost index from January 1990 through December 1996.

                                    [GRAPH]

Consumer Price Index - All Items YOY
Employment Cost Index (includes both wages and salaries and benefits components)
- Quarterly Data Annualized
Source:  Bloomberg

                                    CHART 14

                                             Monthly             Quarterly
                                             Consumer            Employment
                                              Price                Cost
                                             Index -              Index -
                                              YOY %                YOY %
                                             Change               Change
Jan-90                                       5.2%                 5.3%
Feb-90                                       5.3%                 5.3%
Mar-90                                       5.2%                 5.3%
Apr-90                                       4.7%                 5.4%
May-90                                       4.4%                 5.4%
Jun-90                                       4.7%                 5.4%
Jul-90                                       4.8%                 5.1%
Aug-90                                       5.6%                 5.1%
Sep-90                                       6.2%                 5.1%
Oct-90                                       6.3%                 4.8%
Nov-90                                       6.3%                 4.8%
Dec-90                                       6.1%                 4.8%
Jan-91                                       5.7%                 4.6%
Feb-91                                       5.3%                 4.6%
Mar-91                                       4.9%                 4.6%
Apr-91                                       4.9%                 4.5%
May-91                                       5.0%                 4.5%
Jun-91                                       4.7%                 4.5%
Jul-91                                       4.4%                 4.3%
Aug-91                                       3.8%                 4.3%
Sep-91                                       3.4%                 4.3%
Oct-91                                       2.9%                 4.2%
Nov-91                                       3.0%                 4.2%
Dec-91                                       3.1%                 4.2%
Jan-92                                       2.6%                 4.1%
Feb-92                                       2.8%                 4.1%
Mar-92                                       3.2%                 4.1%
Apr-92                                       3.2%                 3.5%
May-92                                       3.0%                 3.5%
Jun-92                                       3.1%                 3.5%
Jul-92                                       3.2%                 3.4%
Aug-92                                       3.1%                 3.4%
Sep-92                                       3.0%                 3.4%
Oct-92                                       3.2%                 3.5%
Nov-92                                       3.0%                 3.5%
Dec-92                                       2.9%                 3.5%
Jan-93                                       3.3%                 3.4%
Feb-93                                       3.2%                 3.4%
Mar-93                                       3.1%                 3.4%
Apr-93                                       3.2%                 3.6%
May-93                                       3.2%                 3.6%
Jun-93                                       3.0%                 3.6%
Jul-93                                       2.8%                 3.6%
Aug-93                                       2.8%                 3.6%
Sep-93                                       2.7%                 3.6%
Oct-93                                       2.8%                 3.4%
Nov-93                                       2.7%                 3.4%
Dec-93                                       2.7%                 3.4%
Jan-94                                       2.5%                 3.2%
Feb-94                                       2.5%                 3.2%
Mar-94                                       2.5%                 3.2%
Apr-94                                       2.4%                 3.1%
May-94                                       2.3%                 3.1%
Jun-94                                       2.5%                 3.1%
Jul-94                                       2.8%                 3.1%
Aug-94                                       2.9%                 3.1%
Sep-94                                       3.0%                 3.1%
Oct-94                                       2.6%                 3.0%
Nov-94                                       2.7%                 3.0%
Dec-94                                       2.7%                 3.0%
Jan-95                                       2.8%                 3.0%
Feb-95                                       2.9%                 3.0%
Mar-95                                       2.9%                 3.0%
Apr-95                                       3.1%                 3.0%
May-95                                       3.2%                 3.0%
Jun-95                                       3.0%                 3.0%
Jul-95                                       2.8%                 2.8%
Aug-95                                       2.6%                 2.8%
Sep-95                                       2.5%                 2.8%
Oct-95                                       2.8%                 2.8%
Nov-95                                       2.6%                 2.8%
Dec-95                                       2.5%                 2.8%
Jan-96                                       2.7%                 2.9%
Feb-96                                       2.7%                 2.9%
Mar-96                                       2.8%                 2.9%
Apr-96                                       2.9%                 2.9%
May-96                                       2.9%                 2.9%
Jun-96                                       2.8%                 2.9%
Jul-96                                       3.0%                 2.9%
Aug-96                                       2.9%                 2.9%
Sep-96                                       3.0%                 2.9%
Oct-96                                       3.0%                 3.0%
Nov-96                                       3.3%                 3.0%
Dec-96                                       3.3%                 3.0%

-- Quarterly Employment Cost Index    --- Monthly Consumer Price Index

Source Bloomberg L.P.


- Although trending slightly upward, both employment cost and CPI remained in check during 1996, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose 2.6%, the lowest rate since 1965.

- The Fed has indicated it will maintain a posture of "heightened surveillance" and remain diligent in its effort to prevent increases in inflation.

SHORT-TERM INTEREST RATES IN 1996

YIELDS
90-DAY COMMERCIAL PAPER AND 3-MONTH TREASURY BILLS
JANUARY 2, 1996 - DECEMBER 31, 1996


The following is a line graph which illustrates the 90 day commercial paper and 3 month treasury bill rates for each day in 1996.

                                    [GRAPH]

Interest Rate Graph Data

                              CHART 11
                              90 Day T-Bill    90 Day Commercial Paper
 1/2/96                       5.12%            5.50%
 1/3/96                       5.21%            5.51%
 1/4/96                       5.19%            5.49%
 1/5/96                       5.18%            5.46%
 1/8/96                       5.17%            5.48%
 1/9/96                       5.15%            5.47%
 1/10/96                      5.17%            5.45%
 1/11/96                      5.17%            5.44%
 1/12/96                      5.17%            5.43%
 1/15/96                      5.17%            5.43%                Martin Luther King Day
 1/16/96                      5.14%            5.42%
 1/17/96                      5.13%            5.41%
 1/18/96                      5.11%            5.39%
 1/19/96                      5.11%            5.38%
 1/22/96                      5.13%            5.37%
 1/23/96                      5.12%            5.36%
 1/24/96                      5.11%            5.35%
 1/25/96                      5.13%            5.34%
 1/26/96                      5.10%            5.34%
 1/29/96                      5.15%            5.32%
 1/30/96                      5.12%            5.31%
 1/31/96                      5.05%            5.27%
 2/1/96                       5.00%            5.21%
 2/2/96                       4.98%            5.17%
 2/5/96                       5.00%            5.17%
 2/6/96                       4.99%            5.16%
 2/7/96                       4.93%            5.16%
 2/8/96                       4.91%            5.15%
 2/9/96                       4.93%            5.14%
 2/12/96                      4.93%            5.13%
 2/13/96                      4.92%            5.13%
 2/14/96                      4.93%            5.12%
 2/15/96                      4.90%            5.12%
 2/16/96                      4.89%            5.12%
 2/20/96                      4.96%            5.14%
 2/21/96                      4.96%            5.16%
 2/22/96                      4.94%            5.14%
 2/23/96                      4.95%            5.13%
 2/26/96                      4.98%            5.14%
 2/27/96                      5.02%            5.16%
 2/28/96                      5.01%            5.16%
 2/29/96                      5.03%            5.19%
 3/1/96                       5.00%            5.19%
 3/4/96                       5.03%            5.17%
 3/5/96                       5.03%            5.18%
 3/6/96                       5.03%            5.19%
 3/7/96                       5.03%            5.19%
 3/8/96                       5.03%            5.31%
 3/11/96                      5.10%            5.31%
 3/12/96                      5.10%            5.32%
 3/13/96                      5.12%            5.34%
 3/14/96                      5.12%            5.34%
 3/15/96                      5.15%            5.34%
 3/18/96                      5.18%            5.36%
 3/19/96                      5.21%            5.36%
 3/20/96                      5.14%            5.36%
 3/21/96                      5.06%            5.35%
 3/22/96                      5.11%            5.35%
 3/25/96                      5.07%            5.37%
 3/26/96                      5.15%            5.36%
 3/27/96                      5.16%            5.37%
 3/28/96                      5.19%            5.39%
 3/29/96                      5.14%            5.38%
 4/1/96                       5.16%            5.36%
 4/2/96                       5.17%            5.36%
 4/3/96                       5.15%            5.36%
 4/4/96                       5.12%            5.36%
 4/5/96                       5.16%            5.36%                Good Friday
 4/8/96                       5.16%            5.40%
 4/9/96                       5.09%            5.41%
 4/10/96                      5.09%            5.41%
 4/11/96                      5.10%            5.41%
 4/12/96                      5.08%            5.41%
 4/15/96                      5.00%            5.41%
 4/16/96                      4.97%            5.40%
 4/17/96                      4.96%            5.39%
 4/18/96                      5.00%            5.39%
 4/19/96                      5.03%            5.38%
 4/22/96                      5.00%            5.38%
 4/23/96                      5.11%            5.38%
 4/24/96                      5.14%            5.38%
 4/25/96                      5.10%            5.38%
 4/26/96                      5.12%            5.38%
 4/29/96                      5.16%            5.38%
 4/30/96                      5.15%            5.39%
 5/1/96                       5.11%            5.40%
 5/2/96                       5.13%            5.41%
 5/3/96                       5.14%            5.41%
 5/6/96                       5.12%            5.41%
 5/7/96                       5.15%            5.41%
 5/8/96                       5.13%            5.41%
 5/9/96                       5.14%            5.40%
 5/10/96                      5.14%            5.39%
 5/13/96                      5.17%            5.38%
 5/14/96                      5.13%            5.38%
 5/15/96                      5.14%            5.38%
 5/16/96                      5.16%            5.38%
 5/17/96                      5.16%            5.38%
 5/20/96                      5.16%            5.38%
 5/21/96                      5.19%            5.37%
 5/22/96                      5.19%            5.37%
 5/23/96                      5.19%            5.37%
 5/24/96                      5.18%            5.37%
 5/27/96                      5.18%            5.37%                Memorial Day
 5/28/96                      5.18%            5.37%
 5/29/96                      5.19%            5.37%
 5/30/96                      5.18%            5.39%
 5/31/96                      5.18%            5.40%
 6/3/96                       5.22%            5.43%
 6/4/96                       5.22%            5.42%
 6/5/96                       5.21%            5.42%
 6/6/96                       5.19%            5.41%
 6/7/96                       5.25%            5.50%
 6/10/96                      5.27%            5.51%
 6/11/96                      5.27%            5.50%
 6/12/96                      5.25%            5.49%
 6/13/96                      5.23%            5.49%
 6/14/96                      5.20%            5.49%
 6/17/96                      5.18%            5.50%
 6/18/96                      5.23%            5.50%
 6/19/96                      5.24%            5.50%
 6/20/96                      5.28%            5.50%
 6/21/96                      5.28%            5.50%
 6/24/96                      5.28%            5.51%
 6/25/96                      5.23%            5.50%
 6/26/96                      5.22%            5.50%
 6/27/96                      5.19%            5.51%
 6/28/96                      5.16%            5.52%
 7/1/96                       5.23%            5.50%
 7/2/96                       5.33%            5.50%
 7/3/96                       5.21%            5.50%
 7/4/96                       5.23%            5.50%
 7/5/96                       5.29%            5.59%
 7/8/96                       5.28%            5.59%
 7/9/96                       5.34%            5.56%
 7/10/96                      5.28%            5.54%
 7/11/96                      5.25%            5.54%
 7/12/96                      5.29%            5.55%
 7/15/96                      5.27%            5.56%
 7/16/96                      5.27%            5.56%
 7/17/96                      5.27%            5.55%
 7/18/96                      5.27%            5.54%
 7/19/96                      5.30%            5.51%
 7/22/96                      5.32%            5.51%
 7/23/96                      5.30%            5.51%
 7/24/96                      5.31%            5.50%
 7/25/96                      5.28%            5.50%
 7/26/96                      5.28%            5.52%
 7/29/96                      5.34%            5.52%
 7/30/96                      5.34%            5.54%
 7/31/96                      5.31%            5.55%
 8/1/96                       5.24%            5.54%
 8/2/96                       5.20%            5.47%
 8/5/96                       5.18%            5.44%
 8/6/96                       5.18%            5.43%
 8/7/96                       5.15%            5.43%
 8/8/96                       5.15%            5.42%
 8/9/96                       5.15%            5.41%
 8/12/96                      5.14%            5.40%
 8/13/96                      5.19%            5.40%
 8/14/96                      5.16%            5.40%
 8/15/96                      5.19%            5.41%
 8/16/96                      5.18%            5.40%
 8/19/96                      5.19%            5.40%
 8/20/96                      5.16%            5.40%
 8/21/96                      5.14%            5.40%
 8/22/96                      5.13%            5.39%
 8/23/96                      5.17%            5.39%
 8/26/96                      5.19%            5.42%
 8/27/96                      5.18%            5.42%
 8/28/96                      5.19%            5.42%
 8/29/96                      5.22%            5.42%
 8/30/96                      5.28%            5.45%
 9/2/96                       5.28%            5.45%
 9/3/96                       5.30%            5.53%
 9/4/96                       5.32%            5.53%
 9/5/96                       5.36%            5.55%
 9/6/96                       5.32%            5.57%
 9/9/96                       5.27%            5.54%
 9/10/96                      5.30%            5.53%
 9/11/96                      5.31%            5.53%
 9/12/96                      5.28%            5.51%
 9/13/96                      5.21%            5.47%
 9/16/96                      5.20%            5.46%
 9/17/96                      5.31%            5.50%
 9/18/96                      5.25%            5.52%
 9/19/96                      5.22%            5.54%
 9/20/96                      5.27%            5.56%
 9/23/96                      5.28%            5.59%
 9/24/96                      5.11%            5.61%
 9/25/96                      5.05%            5.48%
 9/26/96                      5.00%            5.46%
 9/27/96                      5.02%            5.47%
 9/30/96                      5.03%            5.49%
10/1/96                       5.10%            5.48%
10/2/96                       5.02%            5.48%
10/3/96                       5.01%            5.49%
10/4/96                       5.00%            5.44%
10/7/96                       5.05%            5.43%
10/8/96                       5.14%            5.43%
10/9/96                       5.13%            5.43%
10/10/96                      5.16%            5.43%
10/11/96                      5.15%            5.43%
10/14/96                      5.14%            5.43%
10/15/96                      5.18%            5.42%
10/16/96                      5.13%            5.42%
10/17/96                      5.10%            5.42%
10/18/96                      5.11%            5.42%
10/21/96                      5.12%            5.42%
10/22/96                      5.12%            5.42%
10/23/96                      5.12%            5.42%
10/24/96                      5.12%            5.42%
10/25/96                      5.12%            5.42%
10/28/96                      5.16%            5.43%
10/29/96                      5.14%            5.42%
10/30/96                      5.14%            5.41%
10/31/96                      5.15%            5.41%
11/1/96                       5.16%            5.41%
11/4/96                       5.14%            5.41%
11/5/96                       5.17%            5.41%
11/6/96                       5.16%            5.41%
11/7/96                       5.15%            5.41%
11/8/96                       5.18%            5.40%
11/11/96                      5.17%            5.40%
11/12/96                      5.18%            5.40%
11/13/96                      5.16%            5.40%
11/14/96                      5.16%            5.40%
11/15/96                      5.14%            5.42%
11/18/96                      5.15%            5.42%
11/19/96                      5.16%            5.41%
11/20/96                      5.15%            5.41%
11/21/96                      5.16%            5.41%
11/22/96                      5.16%            5.40%
11/25/96                      5.16%            5.41%
11/26/96                      5.15%            5.41%
11/27/96                      5.15%            5.42%
11/28/96                      5.15%            5.42%
11/29/96                      5.13%            5.44%
12/2/96                       5.06%            5.44%
12/3/96                       5.02%            5.42%
12/4/96                       5.02%            5.42%
12/5/96                       5.05%            5.41%
12/6/96                       5.02%            5.43%
12/9/96                       4.98%            5.43%
12/10/96                      4.94%            5.43%
12/11/96                      4.96%            5.44%
12/12/96                      4.95%            5.44%
12/13/96                      4.92%            5.47%
12/16/96                      4.98%            5.48%
12/17/96                      5.03%            5.49%
12/18/96                      5.02%            5.52%
12/19/96                      4.98%            5.55%
12/20/96                      5.02%            5.57%
12/23/96                      5.07%            5.58%
12/24/96                      5.08%            5.60%
12/25/96                      5.08%            5.60%
12/26/96                      5.09%            5.61%
12/27/96                      5.10%            5.64%
12/30/96                      5.15%            5.65%
12/31/96                      5.17%            5.63%

-- 90-Day Commercial Paper       --- 3-Month Treasury Bills

Source Bloomberg L.P.


- Short-term interest rates displayed a moderate decline early in the year in response to fears of an economic recession, and then increased moderately during the middle of the year in response to concerns over excessive growth and its potential impact on future inflation.

- Short-term rates exhibited a significant degree of volatility, much of which was a result of the market's reaction to strong employment reports.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM OF CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

STEPHEN B. WARD - Senior Vice President of Charles Schwab and Co., Inc. and Chief Investment Officer of Charles Schwab Investment Management, Inc. Mr. Ward has held this position since 1993. He joined CSIM in 1991 as a Vice President and Portfolio Manager.

LINDA KLINGMAN - Senior Portfolio Manager and Vice President, Schwab Money Market Fund. Ms. Klingman has managed the Schwab Money Market Fund since April of 1991. She joined CSIM in 1990.

ANDREA REGAN - Senior Portfolio Manager and Vice President, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund. Ms. Regan has managed these Funds since 1991 when she joined CSIM.

AMY TREANOR - Associate Portfolio Manager. Ms. Treanor joined the Portfolio Management Team in 1992.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED EACH FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. During the reporting period, the Portfolio Managers adjusted the weighted average maturity of each Fund in an effort to capitalize on opportunities to buy higher yielding money market instruments resulting from market fluctuations. Specifically, periodic uncertainties about the future direction of the economy led the market to overreact to reports of economic growth. An example of this was strong employment reports released throughout the year, which drove up interest rates for short periods. The resulting increase in short-term rates presented us with opportunities to moderately extend each Fund's average maturity and lock in higher yields at different points throughout the year. Conversely, during periods when there was no clear benefit to extend maturity, we elected not to do so.

Additionally the Funds, particularly the Government and U.S. Treasury Money Funds, took advantage of anomalies in the pricing of money market instruments that arose from technical conditions affecting the market, such as supply and demand imbalances. These pricing deviations presented opportunities to lock in higher yields periodically throughout the year.

The chart below shows each Fund's weighted average maturity at the beginning and end of the reporting period.

                                         BEGINNING OF      END OF
                                            PERIOD         PERIOD
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND                      60             56
--------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND                  55             46
--------------------------------------------------------------------------------
SCHWAB U.S. TREASURY MONEY FUND               80             83
--------------------------------------------------------------------------------

Q. WHAT STANDARDS DOES THE PORTFOLIO MANAGEMENT TEAM USE IN SELECTING SECURITIES FOR THE FUNDS?

A. Money market funds are required by law to hold high-quality securities in their portfolios. For the Schwab Money Market Fund, we have continued to take the additional step of only investing in what are referred to as First Tier securities. In general, a First Tier security provides certain maturity limits and carries the highest credit rating from the required number of nationally recognized statistical rating organizations (NRSROs). If unrated, a security must be deemed to be of comparable quality to a First Tier security according to guidelines approved by the Board of Trustees of The Charles Schwab Family of Funds.

Certain securities owned by the Schwab Money Market Fund are insured or are backed by a Letter of Credit issued by a First Tier financial institution. These arrangements are frequently referred to as "credit enhancements" because they provide incremental levels of creditworthiness in addition to the underlying strength of the primary issuer. The credit quality of the insurance companies and financial institutions providing credit enhancements are reviewed by Charles Schwab Investment Management, Inc. as a regular part of our thorough credit review procedures for all portfolio securities and issuers.

The U.S. government, agency or Treasury securities owned by the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund are all considered to be First Tier securities.

GLOSSARY OF TERMS

COMMERCIAL PAPER Short-term, interest-paying obligations with maturities ranging up to 270 days issued by banks, corporations, and other borrowers.

CREDIT ENHANCEMENTS A bank letter of credit, purchase agreement, insurance, or line of credit that provides an additional level of creditworthiness for debt securities to supplement the financial strength of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE The central bank of the United States that establishes policies on bank reserves and regulations, determines the discount rate, and tightens or loosens the availability of credit.

FIRST TIER SECURITY A security that matures within certain recognized limits and carries the top credit rating from the requisite number of NRSROs, or if unrated, is of comparable credit quality.

HIGH-QUALITY SECURITY A security ranked in the highest two rating comparable categories by a nationally recognized statistical rating organization (NRSRO), or if unrated, is of comparable credit quality.

MATURITY The length of time before which the issuer of a debt security must repay the principal amount.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's or Moody's Investor Services, which evaluates and rates the credit quality of securities.

REAL GDP The national Gross Domestic Product (GDP) -- the total value of all goods and services produced in the U.S. over a specific period of time -- adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD The rate of return, usually dividend or interest payments, on an investment, expressed as a percentage of market price.

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                                  ASSET GROWTH

                  Total              Total           Percentage
                Net Assets         Net Assets        Growth Over
              as of 12/31/96     as of 12/31/95       Reporting
                   (000s)             (000s)            Period
              ---------------------------------------------------
              $ 18,083,671       $ 14,010,387            29%
              ---------------------------------------------------

             AVERAGE YIELDS FOR THE PERIODS ENDED DECEMBER 31, 1996

                 Last               Last              Last
              Seven Days        Three Months      Twelve Months
              ---------------------------------------------------
                4.80%               4.79%             4.80%
              ---------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

 Maturity Range      3/31/96      6/30/96      9/30/96       12/31/96
---------------------------------------------------------------------
    0 -  15 Days        27.0%       18.4%          21.4%        16.8%
   16 -  30 Days        12.9        18.6           19.3         15.4
   31 -  60 Days        22.6        34.1           27.2         29.0
   61 -  90 Days        22.0        14.4           15.9         22.2
   91 - 120 Days         6.9         5.0            2.8          9.4
   Over 120 Days         8.6         9.5           13.4          7.2
Weighted Average       58 Days     57 Days        56 Days      56 Days
---------------------------------------------------------------------

                               PORTFOLIO QUALITY

                                         Percent of
                            SEC Tier     Net Assets
                             Rating       12/31/96
                            -----------------------
                            Tier 1        100.00%
                            Tier 2          0.00
                            -----------------------

SCHWAB GOVERNMENT MONEY FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                                  ASSET GROWTH

                   Total              Total           Percentage
                 Net Assets         Net Assets        Growth Over
               as of 12/31/96     as of 12/31/95       Reporting
                    (000s)             (000s)            Period
              ---------------------------------------------------
                 $1,986,862         $1,884,569              5%
              ---------------------------------------------------

             AVERAGE YIELDS FOR THE PERIODS ENDED DECEMBER 31, 1996

                 Last               Last              Last
              Seven Days        Three Months      Twelve Months
              ---------------------------------------------------
                 4.74%              4.71%              4.73%
              ---------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

 Maturity Range      3/31/96      6/30/96      9/30/96       12/31/96
---------------------------------------------------------------------
    0 -  15 Days        54.8%       53.3%          46.4%        57.5%
   16 -  30 Days         5.3         0.6            7.7          9.5
   31 -  60 Days         4.6         7.1            4.7         11.4
   61 -  90 Days        10.3        17.7           13.2          6.5
   91 - 120 Days         3.6         3.3           14.9          4.5
   Over 120 Days        21.4        18.0           13.1         10.6
Weighted Average      65 Days      62 Days       57 Days      46 Days
---------------------------------------------------------------------

SCHWAB U.S. TREASURY MONEY FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                                  ASSET GROWTH

                   Total              Total           Percentage
                 Net Assets         Net Assets        Growth Over
               as of 12/31/96     as of 12/31/95       Reporting
                   (000s)             (000s)             Period
              ---------------------------------------------------
                 $1,421,672         $1,193,689             19%
              ---------------------------------------------------

             AVERAGE YIELDS FOR THE PERIODS ENDED DECEMBER 31, 1996

                  Last               Last              Last
               Seven Days        Three Months      Twelve Months
              ---------------------------------------------------
                    4.69%             4.70%           4.67%
              ---------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

 Maturity Range      3/31/96      6/30/96      9/30/96       12/31/96
---------------------------------------------------------------------
    0 -  15 Days         1.8%        6.4%          13.2%         0.4%
   16 -  30 Days        30.9         0.2            1.6          0.0
   31 -  60 Days        26.9        39.9           32.3         58.4
   61 -  90 Days         8.7        19.7           11.2          6.6
   91 - 120 Days         4.1        13.5            2.9          6.6
   Over 120 Days        27.6        20.3           38.8         28.0
Weighted Average      77 Days      81 Days       84 Days      83 Days
---------------------------------------------------------------------

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                             Par           Value
                                                        --------     -----------
COMMERCIAL PAPER AND OTHER
  CORPORATE OBLIGATIONS--55.5%(a)
ASSET BACKED SECURITIES--14.5%
Alamo Funding, LP
  5.40%, 01/14/97                                        $31,000         $30,940
Apreco, Inc.
  5.50%, 03/20/97                                         25,000          24,706
Asset Securitization Cooperative Corp.
  5.42%, 01/10/97                                         25,000          24,967
  5.39%, 01/22/97                                         75,000          74,767
  5.40%, 01/24/97                                         50,000          49,830
  5.40%, 01/28/97                                         50,000          49,801
  5.40%, 01/30/97                                         60,000          59,743
  5.38%, 02/20/97                                         23,000          22,831
  5.46%, 03/25/97                                         56,000          55,305
Barton Capital Corp.
  5.41%, 02/27/97                                         18,000          17,848
Beta Finance, Inc.
  5.42%, 01/07/97                                         10,000           9,991
  5.40%, 03/06/97                                         14,000          13,867
  5.80%, 03/10/97                                         90,000          89,045
  5.51%, 04/23/97                                         23,000          22,616
  5.45%, 05/14/97                                         14,000          13,726
CC (USA) Incorporated
  5.40%, 03/06/97                                         13,000          12,877
  5.41%, 03/17/97                                         40,000          39,556
Corporate Asset Funding Corp.
  5.38%, 02/07/97                                         50,000          49,728
  5.38%, 03/10/97                                         22,900          22,671
Corporate Receivables Corp.
  5.44%, 01/22/97                                         28,000          27,913
  5.42%, 01/22/97                                         50,000          49,844
  5.41%, 02/10/97                                         50,000          49,704
  5.38%, 02/21/97                                         30,000          29,774
  5.38%, 02/25/97                                         25,000          24,798
  5.38%, 02/27/97                                         50,000          49,580
  5.41%, 03/13/97                                         25,000          24,737
  5.54%, 04/16/97                                         27,000          26,571
CXC Inc.
  5.40%, 01/28/97                                         21,000          20,916
  5.40%, 01/29/97                                         50,000          49,793
  5.40%, 02/03/97                                         25,000          24,878
  5.42%, 02/04/97                                         25,000          24,874
  5.41%, 02/06/97                                         50,000          49,734
  5.38%, 02/13/97                                         53,000          52,664
  5.38%, 02/19/97                                         47,000          46,661
  5.56%, 03/04/97                                         35,000          34,668

------------------------------------------------------------------------------

                                                             Par           Value
                                                        --------     -----------
Eiger Capital Corporation
  5.50%, 03/17/97                                        $19,000         $18,785
Enterprise Funding Corp.
  5.41%, 01/08/97                                         10,343          10,332
  5.41%, 01/13/97                                         50,000          49,911
  5.41%, 01/15/97                                         49,950          49,846
  5.39%, 01/30/97                                         20,000          19,914
  5.40%, 02/05/97                                         32,461          32,293
  5.38%, 02/12/97                                         30,104          29,918
  5.40%, 02/13/97                                         28,038          27,860
  5.44%, 03/11/97                                         60,700          60,076
Eureka Securitization, Inc.
  5.44%, 01/09/97                                         25,400          25,370
  5.41%, 01/16/97                                         25,000          24,944
  5.43%, 01/17/97                                         20,000          19,952
  5.42%, 01/23/97                                         25,000          24,918
  5.39%, 02/18/97                                         25,000          24,823
  5.38%, 02/24/97                                         49,000          48,610
  5.40%, 03/04/97                                         15,000          14,862
  5.46%, 03/18/97                                         30,000          29,659
First Deposit Master Trust Series 1993-3
  5.42%, 01/09/97                                         20,000          19,976
  5.41%, 01/09/97                                         13,000          12,985
  5.43%, 01/21/97                                         12,278          12,242
Kitty Hawk Funding Corp.
  5.47%, 03/14/97                                         45,900          45,404
  5.54%, 03/17/97                                          7,000           6,920
McKenna Triangle National Corp.
  5.37%, 02/18/97                                         25,000          24,823
  5.38%, 02/24/97                                         25,000          24,801
Mont Blanc Capital Corp.
  5.50%, 03/14/97                                         19,000          18,794
  5.46%, 03/17/97                                         50,000          49,440
  5.46%, 03/18/97                                         16,789          16,598
New Center Asset Trust
  5.41%, 01/29/97                                         50,000          49,793
  5.40%, 02/20/97                                         50,000          49,631
  5.39%, 02/26/97                                         50,000          49,587
  5.39%, 02/27/97                                         64,000          63,462
Preferred Receivables Funding Corp.
  5.38%, 02/05/97                                         27,200          27,060
Ranger Funding Corp.
  5.42%, 01/16/97                                         19,000          18,958
  5.45%, 03/12/97                                         21,000          20,780
  5.50%, 03/21/97                                         35,000          34,584
Sheffield Receivables Corp.
  6.75%, 01/02/97                                         13,728          13,725

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                             Par           Value
                                                        --------     -----------
WCP Funding, Inc.
  5.42%, 01/07/97                                       $ 10,000       $   9,991
  5.43%, 01/09/97                                         10,000           9,988
  5.42%, 01/22/97                                         10,000           9,969
  5.40%, 01/22/97                                         30,000          29,907
  5.41%, 01/29/97                                         25,000          24,896
  5.40%, 02/10/97                                         15,000          14,911
Windmill Funding
  5.40%, 01/03/97                                         14,106          14,102
  5.39%, 01/16/97                                         10,520          10,497
  5.86%, 01/27/97                                         31,233          31,101
  5.87%, 02/14/97                                         25,000          24,822
  5.50%, 03/19/97                                          8,391           8,294
  5.53%, 03/20/97                                         28,947          28,605
  5.53%, 03/21/97                                         23,909          23,623
  5.51%, 03/21/97                                         15,224          15,043
                                                                       ---------
                                                                       2,599,309
                                                                       ---------
AUTOMOTIVE--6.9%
Chrysler Financial Corp.
  5.48%, 01/08/97                                         50,000          49,947
  5.49%, 01/09/97                                         48,000          47,942
  5.49%, 01/23/97                                         25,000          24,917
  5.49%, 01/24/97                                         47,000          46,838
  5.49%, 01/28/97                                         50,000          49,797
  5.49%, 01/29/97                                         30,000          29,874
Ford Credit Europe PLC
  5.41%, 02/06/97                                         25,000          24,867
  5.38%, 02/11/97                                         25,000          24,849
  5.38%, 02/25/97                                         15,000          14,879
  5.38%, 02/26/97                                         50,000          49,588
  5.37%, 03/07/97                                         30,000          29,713
  5.49%, 04/16/97                                         25,000          24,611
Ford Motor Credit
  5.37%, 02/04/97                                         50,000          49,750
  5.38%, 02/10/97                                        100,000          99,412
  5.38%, 02/12/97                                         50,000          49,691
  5.38%, 02/14/97                                         24,000          23,845
  5.37%, 03/06/97                                        135,000         133,731
General Motors Acceptance Corp.
  5.87%, 01/30/97                                         75,000          74,656
  5.61%, 02/12/97                                         33,000          32,790
  5.76%, 03/14/97                                         55,000          54,384
  5.50%, 05/16/97                                        136,000         133,274
  5.56%, 06/20/97                                         25,000          24,361
  5.56%, 06/23/97                                         50,000          48,700
  5.60%, 06/25/97                                         29,000          28,233
  5.60%, 06/26/97                                         15,000          14,600
  5.60%, 06/30/97                                         30,000          29,184

------------------------------------------------------------------------------

                                                             Par           Value
                                                        --------     -----------
Renault Credit Internationale SA Banque
  5.49%, 01/13/97                                        $12,000       $  11,978
  5.60%, 03/10/97                                         11,000          10,885
                                                                       ---------
                                                                       1,237,296
                                                                       ---------
BANKING--AUSTRALIA--0.5%
National Australia Funding (Delaware) Inc.
  5.79%, 04/17/97                                         40,000          39,340
  5.51%, 04/18/97                                         36,800          36,215
SBNSW Delaware, Inc.
  5.61%, 04/01/97                                         20,000          19,727
                                                                          ------
                                                                          95,282
                                                                          ------
BANKING--BELGIUM--0.5%
Cregem North America, Inc.
  5.42%, 01/14/97                                         23,000          22,956
  5.44%, 01/24/97                                          8,000           7,973
  5.44%, 01/30/97                                         40,000          39,827
Generale Bank, Inc.
  5.54%, 04/10/97                                         25,000          24,629
                                                                          ------
                                                                          95,385
                                                                          ------
BANKING--CANADA--1.2%
Bank of Montreal
  5.38%, 01/06/97                                         50,000          49,963
  5.38%, 01/07/97                                         19,000          18,983
Bank of Nova Scotia
  5.38%, 02/19/97                                         98,000          97,293
  5.40%, 03/17/97                                         57,000          56,368
                                                                         -------
                                                                         222,607
                                                                         -------
BANKING--DENMARK--0.7%
Den Danske Corp.
  5.38%, 02/28/97                                         19,000          18,838
Unifunding, Inc.
  5.39%, 01/09/97                                         40,000          39,953
  5.41%, 01/22/97                                         48,000          47,850
  5.45%, 03/04/97                                         19,000          18,824
                                                                         -------
                                                                         125,465
                                                                         -------
BANKING--DOMESTIC--3.0%
Bankers Trust New York Corp.
  5.86%, 01/06/97                                         50,000          49,960
  5.58%, 02/10/97                                         45,000          44,729
  5.57%, 02/18/97                                         64,000          63,537
  5.57%, 02/19/97                                         50,000          49,631
  5.50%, 06/19/97                                         84,000          81,895
International Securitization Corp./(First National
  Bank of Chicago LOC)
  5.53%, 03/18/97                                         49,896          49,322

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                             Par           Value
                                                        --------     -----------
NationsBank Corp.
  5.40%, 02/03/97                                        $50,000        $ 49,756
  5.40%, 02/04/97                                         50,000          49,749
  5.53%, 02/11/97                                         59,000          58,638
Secured Short Term Notes 96-7
  5.68%, 03/21/97                                         37,400          37,400
Vehicle Services of America/(NationsBank of Texas LOC)
  5.42%, 02/10/97                                         15,000          14,911
                                                                         -------
                                                                         549,528
                                                                         -------
BANKING--ITALY--0.3%
Cariplo Finance, Inc.
  5.42%, 01/16/97                                         50,000          49,888
  5.37%, 02/26/97                                         10,000           9,918
                                                                          ------
                                                                          59,806
                                                                          ------
BANKING--JAPAN--1.1%
Broadway Capital Corp./(Bank of Tokyo-Mitsubishi LOC)
  5.87%, 03/12/97                                         25,000          24,718
Gotham Funding Corp./(Bank of Tokyo-Mitsubishi LOC)
  5.48%, 02/21/97                                         20,000          19,847
  5.53%, 03/03/97                                         20,000          19,815
  5.71%, 03/17/97                                         12,023          11,882
  5.62%, 03/17/97                                         30,000          29,654
  5.71%, 03/21/97                                          9,303           9,188
Mitsubishi Motors Credit of America, Inc./(Bank of
  Tokyo-Mitsubishi LOC)
  5.53%, 01/10/97                                         16,450          16,428
Ridge Capital II/(Dai-Ichi Kangyo Bank, Ltd. LOC)
  5.55%, 01/07/97                                         30,000          29,973
SRD Finance, Inc./(Bank of Tokyo-Mitsubishi LOC)
  5.73%, 01/09/97                                         39,000          38,950
                                                                         -------
                                                                         200,455
                                                                         -------
BANKING--SPAIN--0.4%
BBV Finance (Delaware) Inc.
  5.55%, 02/18/97                                         15,000          14,892
BEX America Finance, Inc.
  5.43%, 01/07/97                                         50,000          49,955
                                                                          ------
                                                                          64,847
                                                                          ------
BANKING--SWEDEN--0.4%
Nordbanken of North America, Inc.
  5.40%, 03/03/97                                         65,000          64,413
  5.47%, 03/07/97                                         15,000          14,854
                                                                          ------
                                                                          79,267
                                                                          ------

------------------------------------------------------------------------------

                                                             Par           Value
                                                        --------     -----------
BANKING--UNITED KINGDOM--1.9%
Abbey National N.A. Corp.
  5.37%, 03/05/97                                       $138,000        $136,720
  5.61%, 04/02/97                                         50,000          49,311
Bank of Scotland Treasury Services PLC
  5.50%, 04/09/97                                         50,000          49,272
Yorkshire Building Society
  5.44%, 01/10/97                                         30,000          29,960
  5.40%, 02/05/97                                         25,000          24,871
  5.40%, 02/19/97                                         30,000          29,783
  5.38%, 02/27/97                                         25,000          24,790
                                                                         -------
                                                                         344,707
                                                                         -------
COMPUTERS AND OFFICE EQUIPMENT--0.1%
CSC Enterprises
  5.45%, 01/09/97                                         16,000          15,981
  5.75%, 02/20/97                                         10,000           9,921
                                                                          ------
                                                                          25,902
                                                                          ------
FINANCE--COMMERCIAL--4.4%
Finova Capital Corp.
  5.48%, 01/13/97                                         25,000          24,955
  5.49%, 01/16/97                                         25,000          24,944
General Electric Capital Corp.
  5.41%, 01/14/97                                         98,000          97,812
  5.41%, 01/16/97                                         63,000          62,860
  5.41%, 01/17/97                                         50,000          49,882
  5.37%, 02/28/97                                         74,000          73,369
General Electric Capital Services
  5.41%, 01/14/97                                         46,000          45,911
  5.55%, 01/16/97                                         47,000          46,893
  5.40%, 01/30/97                                         41,000          40,824
  5.40%, 02/05/97                                         50,000          49,741
  5.37%, 02/28/97                                         50,000          49,574
Heller Financial Inc.
  5.53%, 02/04/97                                         29,000          28,851
  5.54%, 02/05/97                                         48,000          47,746
  5.50%, 02/19/97                                         55,000          54,596
  5.45%, 03/04/97                                         22,000          21,797
  5.48%, 03/19/97                                         16,000          15,816
  5.46%, 03/27/97                                         20,000          19,747
  5.49%, 04/03/97                                         20,000          19,725
National Rural Utilities Cooperative Finance Corp.
  5.38%, 02/12/97                                         20,000          19,876
                                                                         -------
                                                                         794,919
                                                                         -------

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                             Par           Value
                                                        --------     -----------
FINANCE--CONSUMER--4.3%
American Express Credit Corp.
  5.40%, 02/04/97                                        $30,000        $ 29,849
  5.40%, 02/06/97                                         31,000          30,835
  5.38%, 02/06/97                                         50,000          49,735
  5.38%, 02/11/97                                         35,000          34,789
  5.38%, 02/12/97                                         38,000          37,765
Associates Corp. of North America
  5.40%, 01/28/97                                         37,000          36,852
  5.40%, 01/30/97                                         30,000          29,871
  5.38%, 02/03/97                                         44,000          43,786
  5.40%, 02/04/97                                         50,000          49,749
  5.38%, 02/04/97                                         50,000          49,750
  5.38%, 02/06/97                                         50,000          49,735
  5.38%, 02/07/97                                         50,000          49,728
  5.39%, 02/12/97                                         50,000          49,690
  5.39%, 02/14/97                                         50,000          49,676
Household Finance Corp.
  5.40%, 01/22/97                                         31,000          30,904
  5.43%, 01/24/97                                         42,000          41,857
  5.39%, 02/25/97                                         21,000          20,829
Sears Roebuck Acceptance Corp.
  5.41%, 02/26/97                                         50,000          49,585
  5.41%, 02/27/97                                         50,000          49,578
                                                                         -------
                                                                         784,563
MISCELLANEOUS MANUFACTURING--0.2%
Newell Co.
  5.41%, 02/25/97                                         40,000          39,674
                                                                          ------
MORTGAGE BANKING--0.5%
Countrywide Home Loans, Inc.
  5.41%, 01/08/97                                         81,000          80,916
  5.43%, 01/31/97                                         10,000           9,955
                                                                          90,871
                                                                          ------
PAPER AND WOOD PRODUCTS--0.1%
Rexam PLC
  5.41%, 01/23/97                                         20,300          20,234
                                                                          ------
SAVINGS AND LOAN--0.3%
Bank of America, FSB
  5.42%, 01/06/97                                         25,000          24,981
  5.42%, 01/15/97                                         25,000          24,948
                                                                          ------
                                                                          49,929
                                                                          ------
SECURITIES BROKERAGE-DEALER--14.0%
BT Securities Corp.
  5.58%, 02/13/97                                         26,000          25,831
  5.54%, 06/18/97                                         15,000          14,623

------------------------------------------------------------------------------

                                                             Par           Value
                                                        --------     -----------
CS First Boston Corp.
  5.41%, 01/08/97                                       $ 20,000        $ 19,979
  5.38%, 02/27/97                                         25,000          24,790
  5.40%, 03/04/97                                         50,000          49,541
  5.43%, 03/13/97                                         60,000          59,367
Goldman Sachs Group, LP
  5.38%, 02/06/97                                         25,000          24,868
  5.38%, 02/12/97                                         25,000          24,845
  5.38%, 02/13/97                                         38,000          37,760
  5.39%, 03/14/97                                         54,000          53,426
  5.40%, 03/18/97                                         25,000          24,719
  5.43%, 03/20/97                                        148,000         146,284
  5.57%, 03/27/97                                        100,000          98,701
  5.58%, 04/01/97                                        100,000          98,625
  5.58%, 04/03/97                                         50,000          49,297
  5.52%, 06/24/97                                         43,000          41,884
Lehman Brothers Holdings, Inc.
  5.67%, 01/23/97                                         19,000          18,935
  5.85%, 01/27/97                                         30,000          29,877
  5.84%, 03/07/97                                         99,000          97,986
  5.84%, 03/13/97                                         27,000          26,698
  5.52%, 05/02/97                                         50,000          49,098
  5.50%, 06/05/97                                         59,000          57,641
  5.55%, 06/16/97                                         19,000          18,527
  5.55%, 06/17/97                                         50,000          48,748
  5.55%, 06/18/97                                         50,000          48,740
  5.55%, 06/20/97                                         35,000          34,108
Merrill Lynch & Co., Inc.
  5.43%, 01/09/97                                         25,000          24,970
  5.40%, 02/13/97                                         98,000          97,377
  5.39%, 02/26/97                                         30,000          29,752
  5.38%, 03/04/97                                         49,000          48,553
  5.40%, 03/11/97                                         50,000          49,490
  5.41%, 03/13/97                                         89,000          88,064
  5.51%, 04/16/97                                         90,000          88,593
Morgan Stanley Group, Inc.
  5.42%, 01/21/97                                         75,000          74,778
  5.40%, 01/23/97                                         80,900          80,637
  5.40%, 01/28/97                                        143,000         142,429
  5.40%, 01/29/97                                         60,000          59,752
  5.40%, 02/05/97                                         80,000          79,586
  5.39%, 02/06/97                                         14,000          13,926
  5.75%, 03/19/97                                         25,000          24,701
  5.75%, 03/24/97                                         47,000          46,402
  5.60%, 03/24/97                                         92,000          90,858
  5.64%, 04/01/97                                         95,000          93,699

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                             Par           Value
                                                        --------     -----------
Nomura Holdings America, Inc.
  5.45%, 01/17/97                                        $13,000       $  12,969
PaineWebber Group, Inc.
  5.58%, 01/03/97                                         39,000          38,988
Salomon, Inc.
  5.55%, 01/10/97                                         15,000          14,979
  5.58%, 02/20/97                                         50,000          49,618
  5.54%, 02/26/97                                         30,000          29,745
  5.61%, 03/18/97                                         13,000          12,848
                                                                       ---------
                                                                       2,517,612
                                                                       ---------
WASTE MANAGEMENT--0.2%
WMX Technologies Inc.
  6.01%, 04/04/97                                         42,700          42,066
                                                                      ----------
TOTAL COMMERCIAL PAPER AND OTHER CORPORATE
  OBLIGATIONS (Cost $10,039,724)                                      10,039,724
                                                                      ----------
CERTIFICATES OF DEPOSIT--34.8%
BANKING--AUSTRALIA--1.0%
Australia & New Zealand Bank Group
  5.38%, 03/07/97                                         50,000          50,000
  5.75%, 03/21/97                                         25,000          25,001
  5.50%, 04/07/97                                         20,000          20,004
  5.56%, 04/15/97                                         40,000          40,001
Westpac Banking Group
  5.64%, 03/03/97                                         50,000          50,000
                                                                         -------
                                                                         185,006
                                                                         -------
BANKING--BELGIUM--0.1%
Kredietbank N.V.
  5.38%, 02/18/97                                         25,000          25,000
                                                                         -------
BANKING--CANADA--0.6%
Bank of Montreal
  5.42%, 01/10/97                                         50,000          50,000
Canadian Imperial Bank of Commerce
  5.42%, 01/14/97                                         50,000          50,000
                                                                         -------
                                                                         100,000
                                                                         -------
BANKING--DENMARK--0.1%
Den Danske Bank
  5.38%, 03/10/97                                         25,000          25,001
                                                                          ------

------------------------------------------------------------------------------

                                                             Par           Value
                                                        --------     -----------
BANKING--DOMESTIC--5.8%
Bankers Trust Company
  5.43%, 01/08/97                                       $100,000       $ 100,000
  5.57%, 04/07/97                                        175,000         174,999
  5.50%, 04/21/97                                         20,000          20,000
Chase Manhattan Bank
  5.75%, 03/11/97                                         73,000          73,000
  5.60%, 04/01/97                                         40,000          40,000
  5.60%, 04/02/97                                         48,000          48,000
  5.60%, 04/03/97                                        100,000         100,000
First Deposit National Bank
  5.50%, 02/07/97                                         25,000          25,000
  5.47%, 02/10/97                                         25,000          25,000
MBNA America Bank N.A.
  5.51%, 02/07/97                                         96,000          96,000
  5.44%, 03/04/97                                         13,000          13,000
  5.54%, 03/18/97                                         12,000          12,000
Mellon Bank N.A.
  5.50%, 04/08/97                                         38,000          38,000
Morgan Guaranty Trust Co. New York
  5.37%, 02/11/97                                         50,000          50,001
  5.37%, 02/12/97                                         50,000          50,001
  5.37%, 02/14/97                                         50,000          50,001
  5.22%, 02/28/97                                         50,000          49,989
Providian National Bank
  5.43%, 01/31/97                                         25,000          25,000
  5.48%, 03/06/97                                         21,000          21,000
  5.54%, 03/19/97                                         34,000          34,000
                                                                       ---------
                                                                       1,044,991
                                                                       ---------
BANKING--FRANCE--6.5%
Banque Nationale de Paris
  5.40%, 01/15/97                                         20,000          20,000
  5.40%, 02/03/97                                         25,000          25,000
  5.38%, 02/11/97                                         50,000          50,000
  5.38%, 02/14/97                                         50,000          50,000
  5.38%, 02/20/97                                         95,000          95,001
  5.38%, 03/04/97                                         27,000          27,000
  5.38%, 03/05/97                                        100,000         100,001
  5.38%, 03/06/97                                         20,000          20,000
  5.38%, 03/07/97                                         50,000          50,001
  5.38%, 03/10/97                                         50,000          50,000
  5.40%, 03/11/97                                         25,000          25,000
  5.75%, 03/21/97                                         15,000          15,000
  5.50%, 04/04/97                                         20,000          20,000
  5.50%, 04/08/97                                         25,000          25,001
  5.65%, 05/27/97                                         30,000          30,017

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                             Par           Value
                                                        --------     -----------
Societe Generale
  5.54%, 03/14/97                                        $50,000       $  50,001
  5.55%, 03/26/97                                         25,000          25,000
  5.65%, 03/31/97                                         50,000          49,992
  5.60%, 04/03/97                                         50,000          50,001
  5.80%, 04/11/97                                         50,000          49,997
  5.90%, 05/30/97                                         40,000          39,995
  6.10%, 06/10/97                                         36,000          35,994
  6.09%, 06/10/97                                         50,000          49,994
  6.12%, 06/13/97                                         53,000          52,990
  6.10%, 06/13/97                                         25,000          24,999
  5.58%, 07/28/97                                         65,000          65,102
  5.83%, 08/20/97                                         75,000          74,977
                                                                       ---------
                                                                       1,171,063
                                                                       ---------
BANKING--GERMANY--2.5%
Bayerische Hypotheken und Wechsel Bank
  5.38%, 02/11/97                                         50,000          50,000
  5.38%, 02/13/97                                         50,000          50,000
  5.38%, 02/27/97                                         50,000          50,000
Bayerische Landesbank Girozentrale
  4.94%, 01/13/97                                         35,000          35,003
Bayerische Vereinsbank, AG
  5.50%, 04/14/97                                         10,000          10,003
  5.50%, 04/25/97                                         14,000          14,000
  5.50%, 06/19/97                                         50,000          50,002
Commerzbank, AG
  5.18%, 02/21/97                                         20,000          19,998
  5.50%, 06/30/97                                         50,000          50,006
Deutsche Bank
  5.38%, 01/06/97                                         50,000          50,000
Landesbank Hessen-Thuringen Girozentrale
  6.10%, 06/13/97                                         25,000          24,995
  6.20%, 09/05/97                                         49,000          49,003
                                                                         -------
                                                                         453,010
                                                                         -------
BANKING--ITALY--0.6%
Cariplo SpA
  5.38%, 01/07/97                                         30,000          30,000
  5.42%, 01/27/97                                         75,000          75,001
                                                                         -------
                                                                         105,001
                                                                         -------
BANKING--JAPAN--12.1%
Bank of Tokyo-Mitsubishi Ltd.
  5.62%, 01/02/97                                         50,000          50,000
  5.52%, 03/11/97                                         50,000          50,000
  5.53%, 03/20/97                                         50,000          50,001

------------------------------------------------------------------------------

                                                             Par           Value
                                                        --------     -----------
Dai-Ichi Kangyo Bank, Ltd.
  5.50%, 01/13/97                                       $ 62,000       $  62,000
  5.54%, 01/15/97                                         50,000          50,000
  5.52%, 01/17/97                                         50,000          50,000
  5.52%, 03/05/97                                         50,000          50,001
  5.70%, 03/12/97                                         48,000          47,986
  5.61%, 03/12/97                                         25,000          24,997
  5.53%, 03/12/97                                         50,000          50,002
  5.60%, 03/13/97                                         50,000          49,996
  5.61%, 03/19/97                                         32,000          32,003
Industrial Bank of Japan, Ltd.
  5.58%, 01/02/97                                         60,000          60,000
  5.61%, 01/03/97                                         24,000          24,000
  5.50%, 01/07/97                                         22,000          22,000
  5.93%, 01/21/97                                         10,000          10,000
  5.50%, 02/03/97                                         39,000          39,000
  5.50%, 02/04/97                                         50,000          50,000
  5.50%, 02/05/97                                         50,000          50,000
  5.50%, 02/06/97                                         50,000          50,000
  5.50%, 02/07/97                                         50,000          50,000
  5.48%, 02/21/97                                        125,000         125,001
  5.48%, 02/24/97                                        109,000         109,000
  5.48%, 02/25/97                                         93,000          93,000
  5.56%, 03/18/97                                        106,000         106,000
  5.58%, 03/19/97                                         54,000          54,000
Sanwa Bank, Ltd.
  5.62%, 01/02/97                                         50,000          50,000
  5.50%, 01/03/97                                         50,000          50,000
  5.49%, 01/06/97                                         75,000          75,000
  5.61%, 01/07/97                                         50,000          50,000
  5.52%, 01/17/97                                         50,000          50,000
  5.49%, 01/17/97                                         50,000          50,000
  5.52%, 01/21/97                                         50,000          50,000
  5.51%, 01/21/97                                        100,000         100,001
  5.52%, 01/23/97                                         50,000          50,000
  5.51%, 01/23/97                                         52,000          52,001
  5.51%, 01/24/97                                         25,000          25,000
  5.51%, 01/27/97                                         50,000          50,000
  5.50%, 01/27/97                                         30,000          30,000
  5.49%, 01/27/97                                         15,000          15,000
  5.52%, 01/29/97                                         50,000          50,000
  5.50%, 01/31/97                                         25,000          25,000
  5.69%, 03/10/97                                         11,000          10,997
                                                                       ---------
                                                                       2,191,986
                                                                       ---------

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                             Par           Value
                                                        --------     -----------
BANKING--NETHERLANDS--0.6%
ABN-Amro Bank N.V.
  4.95%, 02/14/97                                       $ 49,000       $  48,997
  5.82%, 02/18/97                                         30,000          29,988
  5.55%, 03/18/97                                         30,000          29,998
                                                                         -------
                                                                         108,983
                                                                         -------
BANKING--SWEDEN--1.6%
Svenska Handelsbanken
  5.50%, 01/10/97                                         50,000          50,003
  5.38%, 02/27/97                                         40,000          40,000
  5.60%, 03/31/97                                         10,000          10,000
  5.54%, 04/10/97                                        100,000         100,002
  5.50%, 04/17/97                                         50,000          49,999
  5.51%, 04/28/97                                         20,000          20,001
  5.51%, 06/17/97                                         18,000          18,001
                                                                         -------
                                                                         288,006
                                                                         -------
BANKING--UNITED KINGDOM--3.3%
Abbey National Treasury Services PLC
  5.13%, 02/20/97                                         50,000          50,001
  5.08%, 02/26/97                                         25,000          25,000
  5.38%, 03/03/97                                         50,000          50,000
  5.38%, 03/05/97                                         50,000          50,000
  5.38%, 03/12/97                                        150,000         150,000
  5.61%, 04/02/97                                         75,000          75,000
  5.50%, 04/08/97                                         50,000          50,001
Bank of Scotland
  5.38%, 02/28/97                                         25,000          25,000
  5.61%, 04/04/97                                         75,000          75,002
  5.50%, 06/05/97                                         50,000          49,984
                                                                       ---------
                                                                         599,988
                                                                       ---------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $6,298,035)                                                    6,298,035
                                                                       ---------
VARIABLE RATE OBLIGATIONS--6.0%(a) (b)
ASSET BACKED SECURITIES--0.6%
Short Term Credit Card Account Trust 1995-1
  Floating Rate Asset Backed Notes, Class A-1
  5.63%, 01/15/97                                        100,000         100,000
                                                                         -------
BANKING--DOMESTIC--0.1%
6700 Cherry Avenue Partners Variable Rate Demand
  Bonds Series 1993/(Wells Fargo Bank LOC)
  5.80%, 01/07/97                                         10,500          10,500
                                                                          ------

------------------------------------------------------------------------------

                                                             Par           Value
                                                        --------     -----------
BANKING--FRANCE--0.2%
New Jersey Economic Development Authority Taxable
  Adjustable Rate Money Market Securities
  (GE Aerospace Camden Development Project)
  Series A/(Banque Nationale de Paris LOC)
  5.90%, 01/07/97                                        $25,650         $25,650
New Jersey Economic Development Authority Taxable
  Adjustable Rate Money Market Securities
  (GE Aerospace Camden Development Project)
  Series B/(Banque Nationale de Paris LOC)
  5.90%, 01/07/97                                         10,000          10,000
                                                                          ------
                                                                          35,650
                                                                          ------
BANKING--GERMANY--0.1%
General Obligation Refunding Bonds of the County of
  Hudson (State of New Jersey) (Variable Rate Demand
  Obligations) Taxable Series 1995/(Landesbank
  Hessen-Thuringen Girozentrale LOC)
  5.90%, 01/07/97                                         20,940          20,940
                                                                          ------
BANKING--NETHERLANDS--0.2%
New Jersey Economic Development Authority
  Adjustable Rate Lease Revenue Taxable Bonds
  (Barnes & Noble, Inc. Distribution & Freight
  Consolidation Center Project) Series 1995A/
  (Rabobank Nederland N.V. LOC)
  5.91%, 01/07/97                                         21,700          21,700
New Jersey Economic Development Authority
  Adjustable Rate Lease Revenue Taxable Bonds
  (Barnes & Noble, Inc. Distribution & Freight
  Consolidation Center Project) Series 1995B/
  (Rabobank Nederland N.V. LOC)
  5.91%, 01/07/97                                         10,000          10,000
                                                                          ------
                                                                          31,700
                                                                          ------
EDUCATION--0.2%
Development Authority of Dekalb County Taxable
  Variable Rate Revenue Bonds (Emory University
  Project)
  Series 1995B
  5.90%, 01/07/97                                         35,415          35,415
                                                                          ------

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                             Par           Value
                                                        --------     -----------
INSURANCE--1.5%
Commonwealth Life Insurance Co.
  5.64%, 01/01/97                                       $100,000       $ 100,000
General American Life Insurance Co.
  5.58%, 01/07/97                                        100,000         100,000
Transamerica Life Insurance & Annuity Co.
  5.41%, 01/07/97                                         75,000          75,000
                                                                         -------
                                                                         275,000
                                                                         -------
MONOLINE INSURANCE--0.3%
Baptist Health Systems of South Florida, Inc.
  Taxable Variable Rate Direct Note Obligations
  Series 1995A/ (MBIA Insurance)
  5.90%, 01/07/97                                         13,000          13,000
Baptist Health Systems of South Florida, Inc.
  Taxable Variable Rate Direct Note Obligations
  Series 1995B/ (MBIA Insurance)
  5.90%, 01/07/97                                         19,000          19,000
Dade County, Florida Expressway Authority (Florida)
  Toll System Revenue Bonds, Series 1996/(FGIC LOC)
  5.90%, 01/07/97                                         20,000          20,000
New Orleans Aviation Board Taxable Refunding Bonds
  Series 1993A/(MBIA LOC)
  6.03%, 01/07/97                                          3,500           3,500
                                                                          ------
                                                                          55,500
                                                                          ------
SECURITIES BROKERAGE-DEALER--2.8%
Bear Stearns Companies, Inc.
  5.61%, 01/06/97                                         85,000          85,000
  5.59%, 01/06/97                                        240,000         240,000
  5.67%, 01/21/97                                        100,000         100,000
Lehman Brothers Holdings, Inc.
  5.67%, 01/30/97                                        100,000         100,000
                                                                         -------
                                                                         525,000
                                                                         -------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,089,705)                                                    1,089,705
                                                                       ---------
U.S. TREASURY OBLIGATIONS--1.2%
U.S. Treasury Notes
  7.50%, 01/31/97                                        175,000         175,354
  6.88%, 02/28/97                                         49,000          49,126
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $224,480)                                                        224,480
                                                                         -------

------------------------------------------------------------------------------

                                                             Par           Value
                                                        --------     -----------
MUNICIPAL BONDS--0.6%
BANKING--FRANCE--0.6%
The City of New York General Obligation Bonds,
  Fiscal 1995 Series F-8 (Societe Generale LOC)
  5.55%, 02/25/97                                       $ 51,000      $   51,000
The City of New York General Obligation Bonds,
  Fiscal 1996 Series F (Societe Generale LOC)
  5.55%, 02/25/97                                         50,500          50,500
                                                                         -------
TOTAL MUNICIPAL BONDS
  (Cost $101,500)                                                        101,500
                                                                         -------
BANK NOTES--0.4%
BANKING--DOMESTIC--0.4%
FCC National Bank
  5.38%, 02/20/97                                         15,000          15,002
  5.55%, 02/21/97                                         10,000          10,000
First Bank South Dakota
  5.87%, 01/15/97                                         25,000          24,996
First Tennessee Bank N.A.
  5.38%, 01/07/97                                         25,000          25,000
                                                                          ------
TOTAL BANK NOTES
  (Cost $74,998)                                                          74,998
                                                                          ------
                                                        Maturity
                                                        --------
REPURCHASE AGREEMENTS--1.5%(c)
Salomon Brothers, Inc. 7.00%, Issue Date 12/31/96
  Due 01/02/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                            271,105         271,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $271,000)
TOTAL INVESTMENTS--100%
  (Cost $18,099,442)                                                 $18,099,442
                                                                     ===========

See accompanying Notes to Schedules of Investments.

SCHWAB GOVERNMENT MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                             Par           Value
                                                        --------     -----------
AGENCY OBLIGATIONS--41.1%
COUPON NOTES--11.4%
Federal Farm Credit Bank
  5.55%, 05/02/97                                        $20,000        $ 19,983
  5.85%, 08/01/97                                         31,000          31,051
  5.62%, 09/03/97                                         20,000          19,996
  5.40%, 12/02/97                                         50,000          49,943
Federal Home Loan Bank
  5.43%, 01/10/97                                         37,000          37,000
  4.82%, 01/27/97                                         17,500          17,489
  4.30%, 06/30/97                                         10,000           9,923
Student Loan Marketing Assoc.
  5.99%, 09/18/97                                         20,000          20,047
Tennessee Valley Authority
  6.00%, 01/15/97                                         20,573          20,575
                                                                         -------
                                                                         226,007
                                                                         -------
DISCOUNT NOTES--29.7%
Federal Home Loan Bank
  5.35%, 01/10/97                                         26,965          26,930
  5.62%, 01/15/97                                         20,000          19,957
  5.47%, 01/17/97                                         25,000          24,940
  5.64%, 01/27/97                                         20,000          19,921
  5.55%, 01/29/97                                          9,865           9,823
  5.41%, 02/04/97                                         19,350          19,254
  5.33%, 02/04/97                                         13,080          13,015
  5.39%, 02/18/97                                         20,000          19,859
Federal Home Loan Mortgage Corp.
  5.30%, 01/03/97                                          7,055           7,053
  5.31%, 01/16/97                                          4,705           4,695
  5.32%, 02/10/97                                         12,050          11,980
  5.43%, 02/24/97                                         23,810          23,618
  5.39%, 02/24/97                                         37,020          36,725
  5.46%, 02/26/97                                         25,000          24,790
  5.44%, 02/28/97                                          7,750           7,683

------------------------------------------------------------------------------

                                                             Par           Value
                                                        --------     -----------
Federal National Mortgage Assoc.
  5.54%, 01/02/97                                       $ 25,000        $ 24,996
  5.35%, 01/03/97                                         20,700          20,694
  5.69%, 01/10/97                                         25,545          25,510
  5.31%, 01/13/97                                          5,750           5,740
  5.54%, 01/21/97                                         25,760          25,682
  5.60%, 01/24/97                                         25,000          24,913
  5.36%, 01/28/97                                         22,000          21,913
  5.30%, 01/28/97                                          3,280           3,267
  5.29%, 01/28/97                                            155             154
  5.62%, 02/26/97                                         25,000          24,787
  5.37%, 03/06/97                                         25,055          24,818
  5.37%, 03/21/97                                         25,000          24,709
  5.66%, 03/24/97                                         19,255          19,014
  5.41%, 03/24/97                                         25,000          24,696
  5.45%, 04/07/97                                         20,000          19,717
  5.32%, 04/17/97                                         15,015          14,784
  5.39%, 04/21/97                                         15,000          14,759
                                                                         -------
                                                                         590,396
                                                                         -------
TOTAL AGENCY OBLIGATIONS
  (Cost $816,403)                                                        816,403
                                                                         -------
VARIABLE RATE OBLIGATIONS--18.7%(b)
Federal Farm Credit Bank
  5.52%, 01/01/97                                         20,000          19,997
  5.46%, 03/01/97                                         35,000          35,011
Federal Home Loan Bank
  5.31%, 02/14/97                                         20,000          20,000
Federal Home Loan Mortgage Corp.
  5.40%, 01/07/97                                         25,000          24,994
Student Loan Marketing Assoc.
  5.62%, 01/07/97                                          9,165           9,166
  5.57%, 01/07/97                                        100,330         100,316
  5.54%, 01/07/97                                         25,000          25,001
  5.46%, 01/07/97                                         20,000          19,987
  5.43%, 01/07/97                                         15,000          15,000
  5.41%, 01/07/97                                         62,150          62,079
  5.39%, 01/07/97                                         40,000          39,964
                                                                         -------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $371,515)                                                        371,515
                                                                         -------

SCHWAB GOVERNMENT MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                             Par           Value
                                                        --------     -----------
U.S. TREASURY OBLIGATIONS--7.6%
U.S. Treasury Notes
  8.00%, 01/15/97                                        $25,000        $ 25,024
  6.88%, 02/28/97                                         25,000          25,054
  6.50%, 04/30/97                                         40,000          40,092
  6.50%, 05/15/97                                         35,000          35,077
  6.50%, 08/15/97                                         25,000          25,083
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $150,330)                                                        150,330
                                                                         -------
                                                        Maturity
                                                        --------
REPURCHASE AGREEMENTS--32.6%(c)
Credit Suisse First Boston Corp. 5.55%, Issue Date
  12/19/96; Last Put Date 12/31/96; Due 01/07/97;
  Collateralized By:
  FNMA: $16,660 Par; 6.50%, Due 03/17/18
  FNMA: $13,963 Par; 6.50%, Due 12/25/23                  29,003          28,918
Credit Suisse First Boston Corp. 5.35%, Issue Date
  11/19/96; Last Put Date 12/31/96; Due 01/07/97;
  Collateralized By:
  FNMA: $34,215 Par; 5.75%, Due 06/25/06
  FHLMC: $15,175 Par; 6.64%, Due 03/18/25
  FHLMC: $20,698 Par; 6.69%, Due 08/25/23
  FHLMC: $12,100 Par; 6.89%, Due 10/15/23
  FHLMC: $680 Par; 7.20%, Due 06/15/18
  FHLMC: $1,435 Par; 7.95%, Due 03/15/20                  64,322          63,857
Donaldson, Lufkin & Jenrette Securities Corp. 5.38%,
  Issue Date 12/03/96; Last Put Date 12/30/96; Due
  01/06/97; Collateralized By:
  FHLMC: $3,184 Par; 6.50%, Due 07/15/15
  FHLMC: $26,870 Par; 6.50%, Due 02/15/23                 28,363          28,220
Donaldson, Lufkin & Jenrette Securities Corp. 5.37%,
  Issue Date 12/09/96; Last Put Date 12/31/96; Due
  01/07/97; Collateralized By:
  FHLMC: $2,923 Par; 6.79%, Due 04/25/24
  FHLMC: $6,579 Par; 7.00%, Due 06/15/18
  FNMA: $5,000 Par; 7.50%, Due 03/25/21
  FHLMC: $23,565 Par; 6.50%, Due 08/15/22                 36,632          36,474
Donaldson, Lufkin & Jenrette Securities Corp. 5.35%,
  Issue Date 10/18/96; Last Put Date 12/31/96; Due
  01/07/97; Collateralized By:
  FHLMC: $45,535 Par; 6.50%, Due 03/15/24
  FNMA: $10,405 Par; 7.50%, Due 10/25/23                  32,776          32,386

------------------------------------------------------------------------------

                                                        Maturity           Value
                                                        --------     -----------
Donaldson, Lufkin & Jenrette Securities Corp. 5.35%,
  Issue Date 11/18/96; Last Put Date 12/31/96;
  Due 01/07/97; Collateralized By:
  FHLMC: $5,325 Par; 9.00%, Due 04/15/20
  FHLMC: $15,000 Par; 6.50%, Due 07/15/18
  FHLMC: $28,835 Par; 7.50%, Due 10/15/25                $45,334         $45,000
Lehman Brothers, Inc. 5.45%, Issue Date 12/11/96
  Last Put Date 12/26/96; Due 01/02/97;
  Collateralized By:
  FHLMC: $16,401 Par; 6.24%, Due 04/15/24
  FHLMC: $11,666 Par; 6.50%, Due 12/15/23                 25,518          25,433
Lehman Brothers, Inc. 5.38%, Issue Date 12/05/96
  Last Put Date 12/31/96; Due 01/07/97;
  Collateralized By:
  FNMA: $24,648 Par; 6.25%, Due 08/25/19
  FHLMC: $17,628 Par; 6.50%, Due 08/15/20
  FHLMC: $6,646 Par; 7.00%, Due 10/15/21
  FHLMC: $942 Par; 6.49%, Due 03/15/24                    45,092          44,871
Lehman Brothers, Inc. 5.38%, Issue Date 12/03/96
  Last Put Date 12/31/96; Due 01/07/97;
  Collateralized By:
  FHLMC: $16,790 Par; 5.99%, Due 12/15/22
  FNMA: $12,124 Par; 5.86%, Due 06/25/22                  28,146          28,000
Salomon Brothers, Inc. 5.36%, Issue Date 11/05/96
  Last Put Date 12/30/96; Due 01/06/97;
  Tri-Party Repurchase Agreement; Collateralized By:
  U.S. Government Agency Obligations                      35,865          35,537
Salomon Brothers, Inc. 5.52%, Issue Date 12/19/96
  Last Put Date 12/31/96; Due 01/07/97;
  Tri-Party Repurchase Agreement; Collateralized By:
  U.S. Government Agency Obligations                      44,943          44,812
Salomon Brothers, Inc. 5.50%, Issue Date 12/17/96
  Last Put Date 12/31/96; Due 01/07/97;
  Tri-Party Repurchase Agreement; Collateralized By:
  U.S. Government Agency Obligations                      33,415          33,308
Salomon Brothers, Inc. 5.46%, Issue Date 12/13/96
  Last Put Date 12/31/96; Due 01/07/97;
  Tri-Party Repurchase Agreement; Collateralized By:
  U.S. Government Agency Obligations                      25,503          25,407
Salomon Brothers, Inc. 5.43%, Issue Date 12/10/96
  Last Put Date 12/31/96; Due 01/07/97;
  Tri-Party Repurchase Agreement; Collateralized By:
  U.S. Government Agency Obligations                      37,156          37,000
Salomon Brothers, Inc. 5.43%, Issue Date 12/10/96
  Last Put Date 12/31/96; Due 01/07/97;
  Tri-Party Repurchase Agreement; Collateralized By:
  U.S. Government Agency Obligations                      43,182          43,000

SCHWAB GOVERNMENT MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                        Maturity           Value
                                                        --------     -----------
Salomon Brothers, Inc. 5.42%, Issue Date 12/06/96
  Last Put Date 12/31/96; Due 01/07/97;
  Tri-Party Repurchase Agreement; Collateralized By:
  U.S. Government Agency Obligations                     $33,741       $  33,579
Salomon Brothers, Inc. 5.39%, Issue Date 12/04/96
  Last Put Date 12/31/96; Due 01/07/97;
  Tri-Party Repurchase Agreement; Collateralized By:
  U.S. Government Agency Obligations                      26,515          26,381
Salomon Brothers, Inc. 5.35%,
  Issue Date 10/21/96, Due 01/22/97;
  Tri-Party Repurchase Agreement; Collateralized By:
  U.S. Government Agency Obligations                      35,484          35,000
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS
  (Cost $647,183)                                                        647,183
                                                                       ---------
TOTAL INVESTMENTS--100%
  (Cost $1,985,431)                                                   $1,985,431
                                                                      ==========

See accompanying Notes to Schedules of Investments.

SCHWAB U.S. TREASURY MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                              Par          Value
                                                         --------     ----------
U.S. TREASURY OBLIGATIONS--100.0%
U.S. Treasury Bills
  5.30%, 01/09/97                                        $  4,915     $    4,909
  5.08%, 01/09/97                                             120            120
  5.45%, 02/06/97                                          15,000         14,920
  5.07%, 02/06/97                                           1,015          1,010
  5.02%, 03/06/97                                           2,870          2,845
  4.94%, 03/06/97                                           1,250          1,239
  5.12%, 04/24/97                                           2,105          2,072
U.S. Treasury Notes
  7.50%, 01/31/97                                         272,465        272,934
  6.25%, 01/31/97                                           4,345          4,348
  4.75%, 02/15/97                                         127,845        127,732
  6.88%, 02/28/97                                         288,890        289,565
  6.75%, 02/28/97                                         110,000        110,226
  6.88%, 03/31/97                                          78,045         78,339
  6.63%, 03/31/97                                          10,000         10,034
  6.88%, 04/30/97                                          11,390         11,448
  6.50%, 04/30/97                                          78,305         78,607
  8.50%, 05/15/97                                          13,705         13,854
  6.50%, 05/15/97                                         193,160        193,864
  6.13%, 05/31/97                                         140,200        140,609
  5.63%, 06/30/97                                           6,330          6,339
  5.88%, 07/31/97                                          38,630         38,735
                                                                       ---------
TOTAL INVESTMENTS--100%
  (Cost $1,403,749)                                                   $1,403,749
                                                                      ==========

See accompanying Notes to Schedules of Investments.

------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 1996

Yields shown are effective yields at the time of purchase, except for variable rate securities which are described below and Treasury and Agency coupon notes which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Schwab Money Market Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab Money Market Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1996, the aggregate value of private placement securities held by the Schwab Money Market Fund was $3,054,668,000 which represented 16.89% of net assets. Of this total, $2,854,668,000 or 15.79% of net assets, was determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1996. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Due dates shown for repurchase agreements represent either the final maturity date or put date, which is considered the maturity date for financial reporting purposes.


    Abbreviations
    -------------
    FGIC       Financial Guaranty Insurance Company
    FHLMC      Federal Home Loan Mortgage Corporation
    FNMA       Federal National Mortgage Association
    LOC        Letter of Credit
    MBIA       Municipal Bond Investors Assurance Corporation

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1996

                                  Schwab        Schwab        Schwab
                                   Money      Government   U.S. Treasury
                                  Market        Money         Money
                                   Fund         Fund          Fund
                                -----------   ----------   -------------
ASSETS
Investments, at value (Cost:
  $18,099,442, $1,985,431 and
  $1,403,749, respectively)     $18,099,442   $1,985,431    $ 1,403,749
Interest receivable                  95,770       13,777         26,251
Prepaid expenses                        246           52             38
                                 ----------    ---------      ---------
    Total assets                 18,195,458    1,999,260      1,430,038
                                 ----------    ---------      ---------
LIABILITIES
Payable for:
  Dividends                         107,405       11,954          8,107
  Investment advisory and
    administration fee                  898          100             46
  Transfer agency and
    shareholder service fees          1,225          151             79
  Other                               2,259          193            134
                                 ----------    ---------      ---------
    Total liabilities               111,787       12,398          8,366
                                 ----------    ---------      ---------
Net assets applicable to
  outstanding shares            $18,083,671   $1,986,862    $ 1,421,672
                                ===========   ==========     ==========
NET ASSETS CONSIST OF:
  Paid-in-capital               $18,084,007   $1,987,318    $ 1,421,929
  Accumulated net realized
    loss on investments sold           (336)        (456)          (257)
                                 ----------    ---------      ---------
                                $18,083,671   $1,986,862    $ 1,421,672
                                ===========   ==========    ===========
PRICING OF SHARES
  Outstanding shares,
    $0.00001 par value
    (unlimited shares
    authorized)                  18,084,007    1,987,318      1,421,929

  Net asset value, offering
    and redemption price per
    share                             $1.00        $1.00          $1.00

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Year ended December 31, 1996

                                  Schwab      Schwab        Schwab
                                  Money     Government   U.S. Treasury
                                  Market      Money          Money
                                   Fund        Fund          Fund
                                 --------   ----------   -------------
Interest income                  $885,054    $107,152       $67,729
                                 --------    --------       -------
Expenses:
  Investment advisory and
    administration fee             65,520       8,518         5,722
  Transfer agency and
    shareholder service fees       71,798       8,800         5,732
  Custodian fees                    1,066         265           220
  Registration fees                 1,843         130           125
  Professional fees                   272          52            38
  Shareholder reports               1,312         107            54
  Trustees' fees                       67          14            11
  Amortization of deferred
    organization costs                 --          --            11
  Insurance and other expenses        310          45            24
                                 --------    --------       -------
                                  142,188      17,931        11,937
Less: expenses reduced
(see Note 4)                      (22,525)     (3,265)       (3,658)
                                 --------    --------       -------
Total expenses incurred by Fund   119,663      14,666         8,279
                                 --------    --------       -------
Net investment income             765,391      92,486        59,450

Net realized gain (loss) on
  investments sold                     14        (187)         (125)
                                 --------    --------       -------
Increase in net assets
  resulting from operations      $765,405    $ 92,299       $59,325
                                 ========    ========       =======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                               Schwab Money            Schwab Government        Schwab U.S. Treasury
                               Market Fund                 Money Fund                Money Fund
                        --------------------------  ------------------------  ------------------------
                        /------------------------Year ended December 31,-----------------------------/
                            1996          1995         1996         1995         1996         1995
                        --------------------------  ------------------------  ------------------------
Operations:
 Net investment income  $    765,391  $    666,138  $    92,486  $    98,873  $    59,450  $    51,132
 Net realized gain
   (loss) on investments
   sold                           14             4         (187)        (162)        (125)         (60)
                         -----------  ------------  -----------  -----------  -----------  -----------
 Increase in net assets
   resulting from
   operations                765,405       666,142       92,299       98,711       59,325       51,072
                         -----------  ------------  -----------  -----------  -----------  -----------
Dividends to
 shareholders from net
 investment income          (765,391)     (666,138)     (92,486)     (98,873)     (59,450)     (51,132)
                         -----------  ------------  -----------  -----------  -----------  -----------
Capital share
 transactions (at $1.00
 per share):
 Proceeds from
  shares sold             50,575,596    35,277,474    4,805,031    4,120,476    3,744,370    2,979,266
 Net asset value of
   shares issued in
   reinvestment of
   dividends                 733,559       630,347       91,224       95,940       56,622       46,352
 Less payments for
   shares redeemed       (47,235,885)  (33,124,743)  (4,793,775)  (4,229,013)  (3,572,884)  (2,635,740)
                        ------------  ------------  -----------  -----------  -----------  -----------
 Increase (decrease)
   in net assets from
   capital share
   transactions            4,073,270     2,783,078      102,480      (12,597)     228,108      389,878
                        ------------  ------------  -----------  -----------  -----------  -----------
Total increase
 (decrease) in net
 assets                    4,073,284     2,783,082      102,293      (12,759)     227,983      389,818
Net assets:
 Beginning of period      14,010,387    11,227,305    1,884,569    1,897,328    1,193,689      803,871
                        ------------  ------------  -----------  -----------  -----------  -----------
 End of period          $ 18,083,671  $ 14,010,387  $ 1,986,862  $ 1,884,569  $ 1,421,672  $ 1,193,689
                        ============  ============  ===========  ===========  ===========  ===========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

1. DESCRIPTION OF THE FUNDS

The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (the "Funds") are series of The Charles Schwab Family of Funds (the "Trust"), an open-end, investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the three funds described above, the Trust also offers -- the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund(R), Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or U.S. government agency obligations. All collateral is held by the Funds' custodian, except in the case of a tri-party agreement, the collateral is held by an agent bank. The collateral is monitored daily to

------------------------------------------------------------------------------

ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders -- Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, Schwab Money Market Fund pays an annual fee, payable monthly, of 0.46% of the first $2 billion of average daily net assets, 0.45% of the next $1 billion, and 0.40% of such assets in excess of $3 billion. For advisory services and facilities furnished, the Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each pay an annual fee, payable monthly, of 0.46% of the first $1 billion of each Fund's average daily net assets, 0.41% of the next $1 billion, and 0.40% of such assets in excess of $2 billion. The Investment Manager has reduced a portion of its fees for the year ended December 31, 1996 (see Note 4).

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.45% of each Fund's average daily net assets. Schwab has reduced a portion of its fees for the year ended December 31, 1996 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund incurred fees aggregating $92,000, related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit each Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1996, the total of such fees reduced by the Investment Manager was $19,250,000, $2,847,000 and $3,302,000 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively, and the total of such fees reduced by Schwab was $3,275,000, $418,000 and $356,000 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively (see Note 6).

5. INVESTMENT TRANSACTIONS

Purchases and sales, including maturities of investment securities during the year ended December 31, 1996, were as follows (in thousands):

                                     Schwab        Schwab         Schwab
                                      Money      Government   U.S. Treasury
                                     Market        Money          Money
                                      Fund          Fund           Fund
                                   -----------   ----------   --------------
Purchases                          $61,907,183   $9,909,977     $5,665,609
Proceeds of sales and maturities   $57,860,002   $9,810,224     $5,441,207

------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                              Schwab Money Market Fund
                                          -----------------------------------------------------------------
                                          /--------------------Year ended December 31,--------------------/
                                             1996          1995          1994          1993         1992
                                          -----------------------------------------------------------------
Net asset value at beginning
 of period                                $      1.00   $      1.00   $      1.00   $     1.00   $     1.00
Income from investment operations
 Net investment income                           0.05          0.05          0.04         0.03         0.03
 Net realized and unrealized
   gain (loss) on investments                      --            --            --           --           --
                                          -----------   -----------   -----------   ----------   ----------
 Total from investment
   operations                                    0.05          0.05          0.04         0.03         0.03
Less distributions
 Dividends from net investment
   income                                       (0.05)        (0.05)        (0.04)       (0.03)       (0.03)
 Distributions from realized
   gain on investments                             --            --            --           --           --
                                          -----------   -----------   -----------   ----------   ----------
 Total distributions                            (0.05)        (0.05)        (0.04)       (0.03)       (0.03)
                                          -----------   -----------   -----------   ----------   ----------
Net asset value at end of period          $      1.00   $      1.00   $      1.00   $     1.00   $     1.00
                                          ===========   ===========   ===========   ==========   ==========
Total return                                     4.91%         5.41%         3.68%        2.67%        3.48%

Ratios/Supplemental data
 Net assets, end of period
   (000s)                                 $18,083,671   $14,010,387   $11,227,305   $8,164,599   $6,134,167
 Ratio of expenses to average
   net assets+                                   0.75%         0.75%         0.74%        0.73%        0.70%
 Ratio of net investment income
   to average net assets+                        4.80%         5.27%         3.68%        2.64%        3.40%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average
     net assets                                  0.89%         0.90%         0.90%        0.91%        0.92%
   Ratio of net investment income to
     average net assets                          4.66%         5.12%         3.52%        2.46%        3.18%

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

6. FINANCIAL HIGHLIGHTS
(continued)

                                                    Schwab Government Money Fund
                                   --------------------------------------------------------------
                                   /-------------------Year ended December 31,------------------/
                                      1996         1995         1994         1993         1992
                                   --------------------------------------------------------------
Net asset value at beginning
 of period                         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Income from investment
 operations
 Net investment income                   0.05         0.05         0.04         0.03         0.03
 Net realized and unrealized
   gain (loss) on investments              --           --           --           --           --
                                   ----------   ----------   ----------   ----------   ----------
 Total from investment
   operations                            0.05         0.05         0.04         0.03         0.03
Less distributions
 Dividends from net investment
   income                               (0.05)       (0.05)       (0.04)       (0.03)       (0.03)
 Distributions from realized
   gain on investments                     --           --           --           --           --
                                   ----------   ----------   ----------   ----------   ----------
 Total distributions                    (0.05)       (0.05)       (0.04)       (0.03)       (0.03)
                                   ----------   ----------   ----------   ----------   ----------
Net asset value at end of period   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                   ==========   ==========   ==========   ==========   ==========
Total return                             4.83%        5.34%        3.62%        2.66%        3.42%
Ratios/Supplemental data
 Net assets, end of period
   (000s)                          $1,986,862   $1,884,569   $1,897,328   $1,744,603   $1,592,793
 Ratio of expenses to average
   net assets+                           0.75%        0.75%        0.74%        0.73%        0.72%
 Ratio of net investment income
   to average net assets+                4.73%        5.21%        3.56%        2.63%        3.36%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average
     net assets                          0.92%        0.92%        0.92%        0.93%        0.94%
   Ratio of net investment income to
     average net assets                  4.56%        5.04%        3.38%        2.43%        3.14%

------------------------------------------------------------------------------

                                                    Schwab U.S. Treasury Money Fund
                                        --------------------------------------------------------
                                        /--------------Year ended December 31,-----------------/
                                           1996         1995        1994       1993       1992
                                        --------------------------------------------------------
Net asset value at beginning
 of period                              $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
Income from investment operations
 Net investment income                        0.05         0.05       0.04       0.03       0.03
 Net realized and unrealized gain
   (loss) on investments                        --           --         --         --         --
                                        ----------   ----------   --------   --------   --------
 Total from investment operations             0.05         0.05       0.04       0.03       0.03
Less distributions
 Dividends from net investment
   income                                    (0.05)       (0.05)     (0.04)     (0.03)     (0.03)
 Distributions from realized gain on
   investments                                  --           --         --         --         --
                                        ----------   ----------   --------   --------   --------
 Total distributions                         (0.05)       (0.05)     (0.04)     (0.03)     (0.03)
                                        ----------   ----------   --------   --------   --------
Net asset value at end of period        $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
                                        ==========   ==========   ========   ========   ========
Total return                                  4.77%        5.25%      3.52%      2.54%      3.26%
Ratios/Supplemental data
 Net assets, end of period (000s)       $1,421,672   $1,193,689   $803,871   $378,143   $178,895
 Ratio of expenses to average net
   assets+                                    0.65%        0.65%      0.65%      0.65%      0.59%
 Ratio of net investment income to
   average net assets+                        4.67%        5.11%      3.60%      2.50%      2.91%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net
     assets                                   0.94%        0.96%      1.00%      1.05%      1.15%
   Ratio of net investment income to
     average net assets                       4.38%        4.80%      3.25%      2.10%      2.35%

------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Schwab Money Market Fund,
Schwab Government Money Fund and
Schwab U.S. Treasury Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (three series constituting part of The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1997

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) -- High Growth Fund
                  Schwab Asset Director -- Balanced Growth Fund
                Schwab Asset Director -- Conservative Growth Fund Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                                SCHWAB BOND FUNDS

                    Schwab Government Bond Funds -- Long-Term
                             and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate
               Schwab California Tax-Free Bond Funds -- Long-Term
                             and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SCHWABFUNDS                                                       ==============
FAMILY [LOGO] (R)                                                    BULK RATE
                                                                   U.S. POSTAGE
101 Montgomery Street                                                  PAID
San Francisco, California 94104                                   CHARLES SCHWAB
                                                                  ==============


INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4499R(2/97) CRS 11011 Printed on recycled paper.